Goldman Sachs Funds

CORE℠ EQUITY FUNDS

Semiannual Report February 28, 2001

Long-term capital growth potential through diversified portfolios of stocks using CORE, a proprietary quantitative approach to stock selection and portfolio construction.

GOLDMAN SACHS CORE EQUITY FUNDS

Market Review

Dear Shareholder:

During the period under review, the overall equity market continued the downward trend that began last year, and many investors rotated to more defensive stocks and high-quality bonds.

  Market Review: Stocks Fall, Bonds Rise and Select Opportunities Emerge —

  For the six month reporting period that ended February 28, 2001, the U.S. stock market, as measured by the S&P 500 Index, fell 17.84%, while the bond market, as measured by the Lehman Aggregate Bond Index rose 7.50%. As a whole, the stock market’s decline was a sharp contrast to double-digit gains generated in previous years. And certain areas of the market fell even more dramatically. Nowhere was this more evident than in the technology sector. As the reporting period progressed, the correction in the price of technology stocks intensified. All told, during the period the technology-laden NASDAQ Composite Index plunged 48.84%. As a result, many investors abandoned technology stocks in favor of “safer havens,” such as high-quality bonds and more defensive stocks that tend to perform well during period of market uncertainty.

  The news wasn’t all bad in the financial markets, however. After a prolonged period of underperforming their growth counterparts, value stocks posted relatively strong returns. Investors were drawn to the solid fundamentals found in many value-oriented industries, including the financial services, real estate and healthcare sectors. U.S. Treasury securities also generated impressive results, as these issues rose sharply as interest rates fell.

  The Economy Stumbles — In our last report to shareholders, we explained that economic growth in the U.S. was beginning to moderate. Since that time, we’ve seen economic activity fall sharply. By the fourth quarter, many financial and economic indicators suggested an increasing probability of a recession. The most significant signs of moderation included weak production data, higher weekly unemployment claims, and lower consumer confidence. This triggered the Federal Reserve Board (the “Fed”) to switch gears and officially move from a “tightening” to an “easing” bias. In January 2001, the Fed lowered interest rates on two occasions, and explained that further cuts may be necessary to ward off a recession.

  In summary, it has been an eventful period in the financial markets, one that we believe magnifies the importance of taking a long-term investment approach and the value of professional investment management and advice. As always, we appreciate your confidence and look forward to serving your investment needs in the future.

  Sincerely,

David B. Ford	David W. Blood
Co-Head, Goldman Sachs Asset Management	Co-Head, Goldman Sachs Asset Management

March 15, 2001

FUND BASICS

CORESM U.S. Equity Fund
as of February 28, 2001

PERFORMANCE REVIEW

August 31, 2000–February 28, 2001	Fund Total Return (without sales charge)[1]	S&P 500 Index[2]

Class A	–19.41%	–17.84%
Class B	–19.68	–17.84
Class C	–19.71	–17.84
Institutional	–19.25	–17.84
Service	–19.44	–17.84

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund’s performance assumes the reinvestment of dividends and other distributions.
[2]	The unmanaged S&P 500 Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/00	Class A	Class B	Class C	Institutional	Service

One Year	–14.90%	–15.09%	–11.52%	–9.59%	–10.02%
Five Years	15.17	N/A	N/A	17.10	16.50[4]
Since Inception	13.71	14.72	9.80	18.36	14.39[4]
	(5/24/91)	(5/1/96)	(8/15/97)	(6/15/95)	(5/24/91)

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
[4]

Performance data for Service shares prior to 6/7/96 is that of Class A shares (excluding the impact of front-end sales charges applicable to Class A shares since Service shares are not subject to any sales charges). Performance of Class A shares of the CORE U.S. Equity Fund reflects the expenses applicable to the Fund’s Class A shares. The fees applicable to Services shares are different from those applicable to Class A shares which impact performance ratings and rankings for a class of shares.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

TOP 10 HOLDINGS AS OF 2/28/01

Holding	% of Total Net Assets	Line of Business

General Electric Co.	4.3%	Financial Services
Exxon Mobil Corp.	3.1	Energy Resources
Pfizer, Inc.	2.9	Drugs
Citigroup, Inc.	2.8	Banks
Microsoft Corp.	2.5	Computer Software
Merck & Co., Inc.	2.1	Drugs
Johnson & Johnson	2.0	Medical Products
Verizon Communications, Inc.	1.9	Telephone
International Business Machines, Inc.	1.8	Computer Software
AOL Time Warner, Inc.	1.7	Internet

The top 10 holdings may not be representative of the Fund’s future investments.

PORTFOLIO RESULTS

CORE U.S. Equity Fund

Dear Shareholder:

We are pleased to report on the performance of the Goldman Sachs CORE U.S. Equity Fund for the six-month period that ended February 28, 2001.

Performance Review

Over the six-month period that ended February 28, 2001, the Fund’s Class A, B, C, Institutional and Service share classes generated total cumulative returns, without sales charges, of –19.41%, –19.68%, –19.71%, –19.25%, and –19.44%, respectively. These figures compare to the –17.84% total return of the Fund’s benchmark, the S&P 500 Index.

The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. We seek to buy stocks that are attractively valued and favored by fundamental research analysts, have experienced good momentum and are more stable. The diversification of our models typically adds value, because when one theme doesn’t work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average. Portfolios are constructed taking into account stocks’ risk characteristics as well as their expected returns.

Portfolio Positioning

The CORE investment process analyzes each stock based upon its Value and Momentum characteristics, as well as a Fundamental Research assessment. Over the six-month reporting period, returns to themes were mixed, with Value and Research experiencing some of their best and worst months ever. Momentum, while performing strongly in the third quarter of 2000, struggled during the six-month period ended February 28, 2001. This was typically the result of the dramatic shifts in investor preferences and the extreme volatility in the financial markets. For example, in the fourth quarter of 2000, the spread between the daily high and low prices for the S&P 500 Index averaged 2.0%, versus the long-term average of slightly over 1%. In addition, the monthly return dispersion (the spread between the best- and worst-performing stocks) has been at record highs. However, volatility in the market has begun to decline recently, and we hope to see Momentum revive as well.

Portfolio Highlights

The Fund’s best relative performers were stocks in the Telecommunications, Consumer Cyclicals, and Consumer Non-Cyclicals sectors. Our stock selection in Technology and Healthcare was less successful.

Some of the stocks that contributed most to our relative performance were underweight positions in poorly performing Lucent Technologies, Dell Computer Corp. and Intel Corporation. Among the Fund’s least successful holdings were Corning, Apple Computers and Nortel Networks.

Portfolio Outlook

This past six-month period has been an extremely unusual market environment from many perspectives. As discussed above, volatility and monthly return dispersion have been at record levels. Spreads between growth and value stocks also hit all-time highs. In February 2001, for

The Goldman Sachs CORE U.S. Equity Fund seeks long-term capital growth and dividend income by investing in a broadly diversified portfolio of large cap equity securities representing all major sectors of the U.S. economy.

example, the spread between the Russell 1000 Value and Russell 1000 Growth indices was 14.2%, the largest monthly difference in Value’s favor since the inception of the indices in 1979. While this market has been a difficult one to invest in, we believe that in the long run it will favor sophisticated investors.

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, high-earnings-quality stocks should perform better than those with lower earnings quality as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to exposures to our investment themes coupled with careful management of portfolio risk.

We thank you for your investment and look forward to earning your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York, March 15, 2001

FUND BASICS

CORESM Large Cap Growth Fund
as of February 28, 2001

PERFORMANCE REVIEW

August 31, 2000–February 28, 2001	Fund Total Return (without sales charge)[1]	Russell 1000 Growth Index[2]

Class A	–37.24%	–36.79%
Class B	–37.48	–36.79
Class C	–37.46	–36.79
Institutional	–37.10	–36.79
Service	–37.28	–36.79

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund’s performance assumes the reinvestment of dividends and other distributions.
[2]	The unmanaged Russell 1000 Growth Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/00	Class A	Class B	Class C	Institutional	Service

One Year	–26.75%	–26.90%	–23.81%	–22.16%	–22.54%
Five Years	17.64[4]	N/A	N/A	19.28[4]	18.88[4]
Since Inception	16.90[4]	13.61	10.07	17.80[4]	17.58[4]
	(11/11/91)	(5/1/97)	(8/15/97)	(11/11/91)	(11/11/91)

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
[4]

Performance data for Institutional and Service shares prior to May 1, 1997 (commencement of operations) is that of Class A shares. Class A share performance for such period is that of a predecessor separate account (which converted into Class A shares) adjusted to reflect the higher fees and expenses applicable to the Fund’s Class A shares. Although the predecessor separate account was managed by Goldman Sachs Asset Management in a manner and pursuant to investment objectives in all material respects equivalent to management and investment objectives of the CORE Large Cap Growth Fund, the separate account was not registered under the Investment Company Act of 1940 (the “Act”) and was not subject to certain investment restrictions imposed by the Act. If it had registered under the Act, performance might have been adversely affected.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

TOP 10 HOLDINGS AS OF 2/28/01

Holding	% of Total Net Assets	Line of Business

General Electric Co.	7.9%	Financial Services
Pfizer, Inc.	6.0	Drugs
Microsoft Corp.	4.9	Computer Software
Cisco Systems, Inc.	3.9	Computer Hardware
AOL Time Warner, Inc.	3.4	Internet
Intel Corp.	3.3	Semiconductors
International Business Machines, Inc.	3.0	Computer Software
Merck & Co., Inc.	2.9	Drugs
EMC Corp.	2.5	Computer Hardware
Oracle Corp.	1.9	Computer Software

The top 10 holdings may not be representative of the Fund’s future investments.

CORE Large Cap Growth Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs CORE Large Cap Growth Fund for the six-month period that ended February 28, 2001.

Performance Review

Over the six-month period that ended February 28, 2001, the Fund’s Class A, B, C, Institutional and Service share classes generated total cumulative returns, without sales charges, of –37.24%, –37.48%, –37.46%, –37.10%, and –37.28%, respectively. These figures compare to the –36.79% total cumulative return of the Fund’s benchmark, the Russell 1000 Growth Index.

The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. We seek to buy stocks that are attractively valued and favored by fundamental research analysts, have experienced good momentum and are more stable. The diversification of our models typically adds value, because when one theme doesn’t work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average. Portfolios are constructed taking into account stocks’ risk characteristics as well as their expected returns.

Portfolio Positioning

The CORE investment process analyzes each stock based upon its Value and Momentum characteristics, as well as a Fundamental Research assessment. Over the six-month reporting period, returns to themes were mixed, with Research experiencing some of its best months and some of its worst months ever. Momentum, while performing strongly in the third quarter of 2000, struggled during the six-month period ended February 28, 2001. This was typically the result of the dramatic shifts in investor preferences and the extreme volatility in the financial markets. For example, the spread between the daily high and low prices for the NASDAQ Composite Index hit a record high of 4.8% in December 2000, versus the long-term average of just over 1%. In addition, the monthly return dispersion (the spread between the best- and worst-performing stocks) has been at record highs. However, volatility in the market has begun to decline recently, and we hope to see Momentum revive as well.

Portfolio Highlights

The Fund’s best relative performers were stocks in the Telecommunications, Consumer Cyclicals, and Consumer Non-Cyclicals sectors. Our stock selection in Technology and Healthcare was less successful.

Some of the stocks that contributed most to our relative performance were underweight positions in poorly performing Lucent Technologies, Dell Computer Corp. and Applied Materials, Inc. Among the Fund’s least successful holdings were Corning, Apple Computers and JDS Uniphase.

PORTFOLIO RESULTS

The Goldman SachsCORE Large Cap Growth Fund seeks long-term growth of capital, primarily by investing in a broadly diversified portfolio of equity securities that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy.

Portfolio Outlook

This past six-month period has been an extremely unusual market environment from many perspectives. As discussed above, volatility and monthly return dispersion have been at record levels. Spreads between growth and value stocks also hit all-time highs. In February 2001, for example, the spread between the Russell 1000 Value and Russell 1000 Growth indices was 14.2%, the largest monthly difference in Value’s favor since the inception of the indices in 1979. While this market has been a difficult one to invest in, we believe that in the long run it will favor sophisticated investors.

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, high-earnings-quality stocks should perform better than those with lower earnings quality as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to exposures to our investment themes coupled with careful management of portfolio risk.

We thank you for your investment and look forward to earning your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York, March 15, 2001

FUND BASICS

CORESM Small Cap Equity Fund
as of February 28, 2001

PERFORMANCE REVIEW

August 31, 2000–February 28, 2001	Fund Total Return (without sales charge)[1]	Russell 2000 Index[2]

Class A	–8.38%	–11.18%
Class B	–8.82	–11.18
Class C	–8.80	–11.18
Institutional	–8.28	–11.18
Service	–8.49	–11.18

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund’s performance assumes the reinvestment of dividends and other distributions.
[2]	The unmanaged Russell 2000 Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/00	Class A	Class B	Class C	Institutional	Service

One Year	–2.90%	–3.13%	0.94%	3.19%	2.62%
Since Inception	4.23	4.31	5.28	6.39	5.90
(8/15/97)

[3]

The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

TOP 10 HOLDINGS AS OF 2/28/01

Holding	% of Total Net Assets	Line of Business

RGS Energy Group, Inc.	0.9%	Electrical Utilities
Polaris Industries, Inc.	0.8	Motor Vehicle
Health Care Property Investors, Inc.	0.8	Equity REIT
Cullen/Frost Bankers, Inc.	0.7	Banks
Richmond County Financial Corp.	0.7	Thrifts
The John Nuveen Co.	0.7	Security/Asset Management
Dillard’s, Inc.	0.7	Department Stores
The Toro Co.	0.7	Consumer Durables
Oneok, Inc.	0.6	Gas Utilities
Varian Medical Systems, Inc.	0.6	Medical Products

The top 10 holdings may not be representative of the Fund’s future investments.

PORTFOLIO RESULTS

CORE Small Cap Equity Fund

Dear Shareholder:

We are pleased to report on the performance of the Goldman Sachs Small Cap Equity Fund for the six-month period that ended February 28, 2001.

Performance Review

Over the six-month period that ended February 28, 2001, the Fund’s Class A, B, C, Institutional and Service share classes generated cumulative total returns, without sales charges, of –8.38%, –8.82%, –8.80%, –8.28%, and –8.49%, respectively. These figures compare favorably to the –11.18% cumulative total return of the Fund’s benchmark, the Russell 2000 Index.

The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. We seek to buy stocks that are attractively valued and favored by fundamental research analysts, have experienced good momentum and are more stable. These themes are considered relative to the Russell 2000 Index. The diversification of our models typically adds value, because when one theme doesn’t work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average. Portfolios are constructed taking into account stocks’ risk characteristics as well as their expected returns.

Portfolio Positioning

The CORE investment process analyzes each stock based upon its Value and Momentum characteristics, as well as a Fundamental Research assessment. Over the six-month reporting period, returns to themes were generally positive. Momentum, while struggling in other universes, was a positive contributor in the small-cap arena during the six-month period ended February 28, 2001. This was despite dramatic shifts in investor preferences and the extreme volatility in the financial markets. For example, in the fourth quarter of 2000, the spread between the daily high and low prices for the S&P 500 Index averaged 2.0%, versus the long-term average of slightly over 1%. In addition, the monthly return dispersion (the spread between the best- and worst-performing stocks) has been at record highs. However, volatility in the market has begun to decline recently.

Portfolio Highlights

The Fund’s best relative performers were stocks in the Healthcare, Consumer Cyclicals, and Consumer Services sectors. Our stock selection in Financials and Basic Materials was less successful. Some of the stocks that contributed most to our relative performance were NVR, Inc., RGS Energy Group and Firstfed Financial. Among the Fund’s least successful holdings were Silicon Valley Bancshares and Maxim Pharmaceuticals.

PORTFOLIO RESULTS

The Goldman Sachs CORE Small Cap Equity Fund seeks long-term capital growth by investing primarily in a broadly diversified portfolio of equity securities of U.S. issuers that are included in the Russell 2000 Index at the time of investment.

Portfolio Outlook

This past six-month period has been an extremely unusual market environment from many perspectives. As discussed above, volatility and monthly return dispersion have been at record levels. Spreads between growth and value stocks also hit all time highs. In February 2001, for example, the spread between the Russell 2000 Value and Russell 2000 Growth indices was the second largest monthly difference in Value’s favor since the inception of the indices. While this market has been a difficult one to invest in, we believe that in the long run it will favor sophisticated investors.

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, high-earnings-quality stocks should perform better than those with lower earnings quality as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to exposures to our investment themes coupled with careful management of portfolio risk.

We thank you for your investment and look forward to earning your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York, March 15, 2001

FUND BASICS

CORESM Large Cap Value Fund
as of February 28, 2001

PERFORMANCE REVIEW
August 31, 2000–February 28, 2001	Fund Total Return (without sales charge)[1]	Russell 1000 Value Index[2]

Class A	–0.45%	2.03%
Class B	–0.90	2.03
Class C	–0.88	2.03
Institutional	–0.35	2.03
Service	–0.50	2.03

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund’s performance assumes the reinvestment of dividends and other distributions.
[2]	The unmanaged Russell 1000 Value Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/00	Class A	Class B	Class C	Institutional	Service

One Year	–1.49%	–1.74%	2.42%	4.54%	4.14%
Since Inception	3.54	4.16	5.71	6.83	6.38
(12/31/98)

[3]

The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

TOP 10 HOLDINGS AS OF 2/28/01
Holding	% of Total Net Assets	Line of Business

Exxon Mobil Corp.	4.4%	Energy Resources
Citigroup, Inc.	4.3	Banks
Johnson & Johnson	2.6	Medical Products
SBC Communications, Inc.	2.5	Telephone
Verizon Communications, Inc.	2.3	Telephone
American International Group Inc.	1.9	Property Insurance
BellSouth Corp.	1.6	Telephone
Merck & Co., Inc.	1.6	Drugs
Wells Fargo & Co.	1.5	Banks
Federal National Mortgage Association	1.5	Financial Services

The top 10 holdings may not be representative of the Fund’s future investments.

PORTFOLIO RESULTS

CORE Large Cap Value Fund

Dear Shareholder:

We are pleased to report on the performance of the Goldman Sachs CORE Large Cap Value Fund for the six-month period that ended February 28, 2001.

Performance Review

Over the six-month period that ended February 28, 2001, the Fund’s Class A, B, C, Institutional and Service share classes generated cumulative total returns, without sales charges, of –0.45%, –0.90%, –0.88%, –0.35%, and –0.50%, respectively. These figures compare to the 2.03% cumulative total return of the Fund’s benchmark, the Russell 1000 Value Index.

The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. We seek to buy stocks that are attractively valued and favored by fundamental research analysts, have experienced good momentum and are more stable. These themes are considered relative to the Russell 1000 Value Index. The diversification of our models typically adds value, because when one theme doesn’t work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average. Portfolios are constructed taking into account stocks’ risk characteristics as well as their expected returns.

Portfolio Positioning

The CORE investment process analyzes each stock based upon its Value and Momentum characteristics as well as a Fundamental Research assessment. Over the six-month reporting period, returns to themes were mixed, with Value and Research experiencing some of their best and worst months ever. Momentum, while performing strongly in the third quarter of 2000, struggled during the six-month period ended February 28, 2001. This was typically the result of the dramatic shifts in investor preferences and the extreme volatility in the financial markets. For example, in the fourth quarter of 2000, the spread between the daily high and low prices for the S&P 500 Index averaged 2.0%, versus the long-term average of slightly over 1%. In addition, the monthly return dispersion (the spread between the best- and worst-performing stocks) has been at record highs. However, volatility in the market has begun to decline recently, and we hope to see Momentum revive as well.

Portfolio Highlights

The Fund’s best relative performers were stocks in the Telecommunications, Consumer Non-Cyclicals, and Utilities sectors. Our stock selection in Financials and Technology was less successful. Some of the stocks that contributed most to our relative performance were underweight positions in Motorola, MCI Worldcom and Compaq Computers. Among the Fund’s least successful holdings were Corning and Eastman Kodak.

PORTFOLIO RESULTS

The Goldman Sachs CORE Large Cap Value Fund seeks long-term growth of capital by investing primarily in a broadly diversified portfolio of equity securities of large cap U.S. issuers that are selling at low to modest valuations relative to general market measures.

Portfolio Outlook

This past six-month period has been an extremely unusual market environment from many perspectives. As discussed above, volatility and monthly return dispersion have been at record levels. Spreads between growth and value stocks also hit all time highs. In February 2001, for example, the spread between the Russell 1000 Value and Russell 1000 Growth indices was 14.2%, the largest monthly difference in Value’s favor since the inception of the indices in 1979. While this market has been a difficult one to invest in, we believe that in the long run it will favor sophisticated investors.

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, high-earnings-quality stocks should perform better than those with lower earnings quality as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to exposures to our investment themes coupled with careful management of portfolio risk.

We thank you for your investment and look forward to earning your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York, March 15, 2001

F U N D B A S I C S

CORESM International Equity Fund
as of February 28, 2001

PERFORMANCE REVIEW
August 31, 2000–February 28, 2001	Fund Total Return (without sales charge)[1]	MSCI Gross EAFE Index[2]

Class A	–13.06%	–14.20%
Class B	–13.27	–14.20
Class C	–13.35	–14.20
Institutional	–12.85	–14.20
Service	–12.96	–14.20

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund’s performance assumes the reinvestment of dividends and other distributions.
[2]	The unmanaged Morgan Stanley Capital International (MSCI) Gross Europe, Australasia, Far East (EAFE) Index (with dividends reinvested) is a market capitalization weighted composite of securities in 21 developed markets, including Australia, Austria, Belgium, Denmark, Finland, Germany, Hong Kong, Ireland, Italy, Japan and the United Kingdom. Total returns are calculated without dividends reinvested. Investors cannot invest directly in the Index. The Index figures do not reflect any fees or expenses.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/00	Class A	Class B	Class C	Institutional	Service

One Year	–20.89%	–20.82%	–17.56%	–15.69%	–16.12%
Since Inception	0.36	0.70	1.61	2.75	2.25
(8/15/97)

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

TOP 10 HOLDINGS AS OF 2/28/01
Holding	% of Total Net Assets	Line of Business

Royal Dutch Petroleum Co.	4.4%	Energy Resources
ING Groep NV	2.6	Financial Services
Telefonica de Espana SA	2.2	Telecommunications
Novartis AG	2.0	Health
ABN AMRO Holdings NV	1.8	Banks
HSBC Holdings PLC	1.7	Banks
BP Amoco PLC	1.6	Energy Resources
Banco Bilbao Vizcaya SA	1.6	Banks
Allianz AG	1.6	Insurance
Credit Suisse Group	1.5	Banks

The top 10 holdings may not be representative of the Fund’s future investments.

PORTFOLIO RESULTS

CORE International Equity Fund

Dear Shareholder:

We are pleased to report on the performance of the Goldman Sachs International Equity Fund for the six-month period that ended February 28, 2001.

Performance Review

During the six-month period that ended February 28, 2001, the Fund’s Class A, B, C, Institutional and Service share classes generated cumulative total returns, without sales charges, of –13.06%, –13.27%, –13.35%, –12.85%, and –12.96%, respectively. These figures compare favorably to the –14.20% cumulative total return of the Fund’s benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index.

The CORE strategy is designed to add value at both the country and security level by focusing on three categories of investment themes — Relative Value, Momentum and Low Risk. Each strategy is based on sound economic reasoning and then validated through rigorous empirical research. These strategies are combined to form views on the countries and stocks in our investment universe. Our approach seeks to identify attractive equity markets, and attractive stocks within those markets, while managing the amount of risk relative to a specified benchmark. The goal of our portfolio construction process is to maximize exposure to our model’s return forecasts while mitigating unintended active risks.

Regional Allocations

In general, the Fund benefited from our strategy’s country tilts, especially an underweight position in Finland, the weakest performer among countries during the reporting period. In addition, a tilt toward the Netherlands helped the Fund, although a small underexposure in the UK detracted from performance over the period.

Sector Allocations

Our strategy remains sector neutral within countries, so that sector tilts within the portfolio are residual to country allocation decisions. Among the Fund’s strongest sectors relative to the benchmark were Telecommunications and Information Technology, although absolute returns for both the Fund and the benchmark in these sectors were significantly negative. Our holdings in the Financials sector generated the weakest results relative to the benchmark.

Stock Selection

Overall, stock selection was positive within countries, as well as across countries. Stock selection was most helpful to the Fund’s relative performance in the UK and Japan, where the Fund’s holdings were not down as much as their benchmark peers. However, stock selection detracted from performance as compared with the index in other countries, including Spain and Switzerland.

PORTFOLIO RESULTS

The Goldman Sachs CORE International Equity Fund seeks long-term capital appreciation, primarily through equity securities of large cap companies that are organized or whose securities are principally traded outside the United States.

Portfolio Outlook

As always, the Fund remains substantially invested in stocks, and our general portfolio characteristics are targeted to stay relatively close to that of the MSCI EAFE Index. Based on our investment strategy, we will continue to emphasize a diversified portfolio of stocks with strong value and momentum characteristics, as well as strong company fundamentals, while managing the overall risk profile.

We thank you for your investment and look forward to earning your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York, March 15, 2001

GOLDMAN SACHS CORE U.S. EQUITY FUND

Performance Summary
February 28, 2001 (Unaudited)

The following graph shows the value, as of February 28, 2001, of a $10,000 investment made on May 24, 1991 (commencement of operations) in Class A shares (maximum sales charge of 5.5%) of the Goldman Sachs CORE U.S. Equity Fund. For comparative purposes, the performance of the Fund’s benchmark (the Standard and Poor’s 500 Index with dividends reinvested (“S&P 500 Index”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A due to differences in fees and loads.

CORE U.S. Equity Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested May 24, 1991 to February 28, 2001.

Average Annual Total Return through February 28, 2001	Since Inception	Five Years	One Year	Six Months (a)

Class A (commenced May 24, 1991)
Excluding sales charges	13.47%	13.93%	-9.26%	-19.41%
Including sales charges	12.82%	12.65%	-14.25%	-23.84%

Class B (commenced May 1, 1996)
Excluding contingent deferred sales charges	13.19%	n/a	-9.91%	-19.68%
Including contingent deferred sales charges	12.82%	n/a	-14.42%	-23.69%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	7.56%	n/a	-9.95%	-19.71%
Including contingent deferred sales charges	7.56%	n/a	-10.85%	-20.52%

Institutional Class (commenced June 15, 1995)	16.65%	14.52%	-8.89%	-19.25%

Service Class (commenced June 7, 1996)	13.58%	n/a	-9.37%	-19.44%

(a)	Not annualized.
GOLDMAN SACHS CORE U.S. EQUITY FUND
Statement of Investments
February 28, 2001 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%

Airlines – 0.1%
34,000	AMR Corp.	$ 1,130,500

Apparel – 0.1%
35,400	Liz Claiborne, Inc.	1,723,980

Banks – 7.6%
37,900	Associated Banc-Corp.	1,319,394
189,562	Bank of America Corp.	9,468,622
662,900	Citigroup, Inc.	32,601,422
23,850	Fifth Third Bancorp	1,283,428
244,500	FleetBoston Financial Corp.	10,085,625
146,450	J.P. Morgan Chase & Co.	6,833,357
18,800	M&T Bank Corp.	1,287,800
111,200	Mellon Financial Corp.	5,149,672
78,200	PNC Financial Services Group	5,434,900
72,500	SunTrust Banks, Inc.	4,765,425
106,900	U.S. Bancorp	2,480,080
124,500	Wells Fargo & Co.	6,180,180

		86,889,905

Chemicals – 1.6%
54,400	Cabot Corp.	1,865,376
15,400	Minnesota Mining & Manufacturing Co.	1,736,350
68,100	Sherwin-Williams Co.	1,709,310
31,700	Sigma-Aldrich Corp.	1,378,950
350,500	The Dow Chemical Co.	11,499,905

		18,189,891

Clothing – 0.5%
24,300	Payless ShoeSource, Inc.*	1,856,034
64,600	The Limited, Inc.	1,140,190
56,100	The Talbots, Inc.	2,851,002

		5,847,226

Computer Hardware – 3.7%
719,400	Cisco Systems, Inc.*	17,040,787
137,800	Compaq Computer Corp.	2,783,560
280,400	EMC Corp.	11,148,704
96,500	Hewlett-Packard Co.	2,784,025
51,400	Network Appliance, Inc.*	1,529,150
53,943	Palm, Inc.*	937,260
317,800	Sun Microsystems, Inc.*	6,316,275

		42,539,761

Computer Software – 6.5%
145,100	Adobe Systems, Inc.	4,216,969
207,000	International Business Machines, Inc.	20,679,300
18,300	Intuit, Inc.*	752,587
483,300	Microsoft Corp.*	28,514,700
590,600	Oracle Corp.*	11,221,400
30,100	PeopleSoft, Inc.*	970,725
10,500	Sabre Holdings Corp.	452,760
5,600	Sapient Corp.*	72,100
46,600	Siebel Systems, Inc.*	1,782,450
32,300	Symantec Corp.*	1,471,669
72,329	VERITAS Software Corp.*	4,696,864

		74,831,524

Shares	Description	Value

Common Stocks – (continued)

Consumer Durables – 0.2%
47,200	Whirlpool Corp.	$ 2,495,464

Defense/Aerospace – 1.5%
80,400	Honeywell International, Inc.	3,755,484
30,300	Northrop Grumman Corp.	2,846,685
40,900	Precision Castparts Corp.	1,576,695
151,900	The Boeing Co.	9,448,180

		17,627,044

Department Stores – 3.7%
185,800	Federated Department Stores, Inc.*	8,983,430
191,000	Sears, Roebuck & Co.	7,840,550
161,900	Target Corp.	6,314,100
388,200	Wal-Mart Stores, Inc.	19,444,938

		42,583,018

Drugs – 9.9%
115,300	Allergan, Inc.	10,025,335
135,900	American Home Products Corp.	8,394,543
52,100	Applera Corp. - Applied Biosystems Group	3,600,110
67,000	Bergen Brunswig Corp.	1,205,330
96,700	Bristol-Myers Squibb Co.	6,131,747
111,200	Cardinal Health, Inc.	11,286,800
68,600	Eli Lilly & Co.	5,450,956
86,000	McKesson HBOC, Inc.	2,500,880
301,400	Merck & Co., Inc.	24,172,280
737,650	Pfizer, Inc.	33,194,250
69,973	Pharmacia Corp.	3,617,604
113,700	Schering-Plough Corp.	4,576,425

		114,156,260

Electrical Equipment – 4.7%
117,000	ADC Telecommunications, Inc.*	1,301,625
74,100	Agilent Technologies, Inc.*	2,667,600
178,500	Corning, Inc.	4,837,350
45,300	Danaher Corp.	2,873,832
144,900	General Dynamics Corp.	9,879,282
33,000	Jabil Circuit, Inc.*	741,840
15,700	L-3 Communications Holdings, Inc.*	1,287,086
10,320	McDATA Corp.*	184,470
102,600	Motorola, Inc.	1,556,442
286,481	Nortel Networks Corp.	5,297,034
29,100	PerkinElmer, Inc.*	2,130,702
25,400	Plantronics, Inc.*	671,830
66,800	QUALCOMM, Inc.*	3,661,475
84,400	Sanmina Corp.*	2,516,175
50,000	Scientific-Atlanta, Inc.	2,345,000
160,700	Solectron Corp.*	4,379,075
54,700	Tellabs, Inc.*	2,382,869
26,500	Terayon Communication Systems, Inc.*	146,578
106,700	Thermo Electron Corp.*	2,976,930
123,900	Vishay Intertechnology, Inc.*	2,222,766

		54,059,961

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments (continued)
February 28, 2001 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Electrical Utilities – 2.9%
46,900	Calpine Corp.*	$ 2,086,581
134,800	Duke Energy Corp.	5,493,100
98,900	Dynegy, Inc.	4,648,300
151,900	Entergy Corp.	5,898,277
68,425	Exelon Corp.	4,472,942
50,000	FPL Group, Inc.	3,252,500
167,700	PG&E Corp.	2,341,092
103,400	Public Service Enterprise	4,633,354

		32,826,146

Energy Resources – 6.0%
122,300	Chevron Corp.	10,476,218
440,658	Exxon Mobil Corp.	35,715,331
98,700	Kerr-McGee Corp.	6,379,968
66,700	Phillips Petroleum Co.	3,555,777
223,300	Royal Dutch Petroleum Co. ADR	13,025,089

		69,152,383

Entertainment – 2.3%
286,000	The Walt Disney Co.	8,851,700
353,106	Viacom, Inc. Class B*	17,549,388

		26,401,088

Environmental Services – 0.2%
119,800	Allied Waste Industries, Inc.*	1,934,770

Financial Services – 6.8%
78,800	Comdisco, Inc.	1,004,700
84,000	Countrywide Credit Industries, Inc.	3,715,320
179,800	Federal National Mortgage Assoc.	14,330,060
1,062,800	General Electric Co.	49,420,200
60,900	Marsh & McLennan Cos., Inc.	6,516,300
37,000	Providian Financial Corp.	1,850,370
53,600	The CIT Group, Inc.	1,238,160

		78,075,110

Food & Beverage – 3.0%
183,016	Archer-Daniels-Midland Co.	2,754,391
29,500	H.J. Heinz Co.	1,256,110
257,400	PepsiCo, Inc.	11,860,992
58,000	Supervalu, Inc.	813,740
121,800	SYSCO Corp.	3,320,268
92,000	The Coca-Cola Co.	4,878,760
73,900	The Pepsi Bottling Group, Inc.	2,981,865
14,200	The Quaker Oats Co.	1,384,784
101,200	Unilever NV	5,657,080

		34,907,990

Forest – 0.6%
153,100	Georgia-Pacific Group	4,594,531
29,000	Kimberly-Clark Corp.	2,073,500

		6,668,031

Gold – 0.2%
115,500	Barrick Gold Corp.	1,871,100

Shares	Description	Value

Common Stocks – (continued)

Grocery – 0.2%
101,400	The Kroger Co. *	$ 2,457,936

Heavy Electrical – 0.8%
137,300	Emerson Electric Co.	9,185,370

Home Products – 2.1%
102,400	Avon Products, Inc.	4,347,904
209,500	Colgate-Palmolive Co.	12,370,975
95,600	Fortune Brands, Inc.	3,229,368
27,900	Ralston Purina Group	869,922
61,100	The Estee Lauder Cos., Inc.	2,360,904
17,200	The Procter & Gamble Co.	1,212,600

		24,391,673

Industrial Parts – 1.7%
31,900	ITT Industries, Inc.	1,293,545
182,186	Tyco International Ltd.	9,956,465
99,800	United Technologies Corp.	7,775,418

		19,025,428

Industrial Services – 0.3%
105,200	Hertz Corp.	3,732,496

Information Services – 1.4%
19,400	Computer Sciences Corp.*	1,158,374
81,800	Electronic Data Systems Corp.	5,221,294
83,500	First Data Corp.	5,156,960
29,800	Omnicom Group, Inc.	2,702,562
15,100	SEI Investments Co.	1,290,342

		15,529,532

Internet – 1.9%
453,150	AOL Time Warner, Inc.*	19,952,194
24,600	BroadVision, Inc.*	178,350
54,600	Yahoo!, Inc.*	1,300,163

		21,430,707

Leisure – 0.1%
26,300	International Game Technology*	1,420,200

Life Insurance – 2.0%
25,800	American General Corp.	1,966,992
84,000	CIGNA Corp.	9,212,280
191,100	UnitedHealth Group, Inc.*	11,318,853

		22,498,125

Media – 1.1%
77,900	AT&T Corp.-Liberty Media Corp.*	1,145,130
73,500	Automatic Data Processing, Inc.	4,336,500
116,800	Fox Entertainment Group, Inc.*	2,791,520
208,300	General Motors Corp. Class H*	4,722,161

		12,995,311

Medical Products – 3.2%
136,000	Abbott Laboratories	6,662,640
235,200	Johnson & Johnson	22,892,016
149,200	Medtronic, Inc.	7,636,056

		37,190,712

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE U.S. EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Medical Providers – 0.1%
173,200	Beverly Enterprises, Inc.*	$ 1,331,908

Mining – 0.5%
160,000	Alcan Aluminium Ltd.	5,902,400

Motor Vehicle – 1.3%
147,500	General Motors Corp.	7,864,700
107,400	Johnson Controls, Inc.	7,139,952

		15,004,652

Oil Refining – 0.7%
99,000	Sunoco, Inc.	3,290,760
59,300	Texaco, Inc.	3,801,130
47,100	USX-Marathon Group	1,300,902

		8,392,792

Oil Services – 0.6%
55,400	BJ Services Co.*	4,210,400
38,000	Schlumberger Ltd.	2,422,500

		6,632,900

Property Insurance – 2.7%
209,112	Allstate Corp.	8,335,205
130,789	American International Group, Inc.	10,698,540
95,000	Loews Corp.	10,323,650
23,500	The Hartford Financial Services Group, Inc.	1,500,475

		30,857,870

Publishing – 0.3%
28,300	Dow Jones & Co., Inc.	1,743,280
57,500	R.R. Donnelley & Sons Co.	1,704,875

		3,448,155

Railroads – 0.2%
91,800	Burlington Northern Santa Fe Corp.	2,754,918

Restaurants – 0.2%
65,700	Brinker International, Inc.*	1,942,092

Security/Asset Management – 2.3%
110,800	Lehman Brothers Holdings, Inc.	7,606,420
103,000	Merrill Lynch & Co., Inc.	6,169,700
116,300	Morgan Stanley Dean Witter & Co.	7,574,619
32,000	The Bear Stearns Cos., Inc.	1,669,760
139,450	The Charles Schwab Corp.	2,914,505

		25,935,004

Semiconductors – 3.3%
58,500	Analog Devices, Inc.*	2,182,050
70,100	Applied Materials, Inc.*	2,961,725
51,300	Applied Micro Circuits Corp.*	1,372,275
121,300	Arrow Electronics, Inc.*	3,323,620
166,600	Avnet, Inc.	4,081,700
24,300	Broadcom Corp.*	1,196,775
448,300	Intel Corp.	12,804,569
78,400	Linear Technology Corp.	3,106,600
107,500	Micron Technology, Inc.*	3,678,650
46,600	National Semiconductor Corp.*	951,572
Shares	Description	Value

Common Stocks – (continued)

Semiconductors – (continued)
12,900	PMC-Sierra, Inc.*	$ 432,150
8,100	QLogic Corp.*	302,737
30,700	TranSwitch Corp.*	615,919
31,300	TriQuint Semiconductor, Inc.*	569,269

		37,579,611

Specialty Retail – 2.2%
40,300	BJ’s Wholesale Club, Inc.*	1,834,053
179,600	CVS Corp.	10,955,600
67,600	Lowes Co., Inc.	3,777,488
111,900	The Home Depot, Inc.	4,755,750
83,700	Toys “R” Us, Inc.*	2,059,020
53,600	Walgreen Co.	2,375,552

		25,757,463

Telephone – 5.7%
201,775	AT&T Corp.	4,640,825
45,200	BCE, Inc.	1,204,580
323,800	BellSouth Corp.	13,586,648
74,800	Citizens Communications Co.*	1,156,408
64,900	Qwest Communications International, Inc.*	2,399,353
352,522	SBC Communications, Inc.	16,815,299
108,500	Sprint Corp.	2,426,060
449,218	Verizon Communications, Inc.	22,236,291
57,400	WorldCom, Inc.*	954,275

		65,419,739

Thrifts – 0.2%
27,400	Golden West Financial Corp.	1,502,890
25,700	Washington Mutual, Inc.	1,320,209

		2,823,099

Tobacco – 1.5%
253,600	Philip Morris Cos., Inc.	12,218,448
96,300	R.J. Reynolds Tobacco Holdings, Inc.	5,440,950

		17,659,398

Truck Freight – 0.5%
92,700	United Parcel Service, Inc. Class B	5,240,331

Wireless – 0.6%
50,600	Telephone & Data Systems, Inc.	4,728,570
33,900	United States Cellular Corp.*	2,009,592

		6,738,162

TOTAL COMMON STOCKS
(Cost $1,089,728,085)		$ 1,147,189,136

TOTAL INVESTMENTS
(Cost $1,089,728,085)		$ 1,147,189,136

*	Non-income producing security.
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
ADR—American Depositary Receipt

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Performance Summary
February 28, 2001 (Unaudited)

The following graph shows the value, as of February 28, 2001, of a $10,000 investment made on May 1, 1997 (commencement of operations) in Class A shares (maximum sales charge of 5.5%) of the Goldman Sachs CORE Large Cap Growth Fund. For comparative purposes, the performance of the Fund’s benchmark (Russell 1000 Growth Index with dividends reinvested) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A shares will vary from Class B, Class C, Institutional and Service shares due to differences in fees and loads.

CORE Large Cap Growth Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested May 1, 1997 to February 28, 2001.

Average Annual Total Return through February 28, 2001	Since Inception	One Year	Six Months (a)

Class A (commenced May 1, 1997)
Excluding sales charges	10.71%	-31.17%	-37.24%
Including sales charges	9.10%	-34.94%	-40.70%

Class B (commenced May 1, 1997)
Excluding contingent deferred sales charges	9.93%	-31.68%	-37.48%
Including contingent deferred sales charges	9.27%	-35.09%	-40.61%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	5.76%	-31.66%	-37.46%
Including contingent deferred sales charges	5.76%	-32.34%	-38.09%

Institutional Class (commenced May 1, 1997)	11.09%	-30.87%	-37.10%

Service Class (commenced May 1, 1997)	10.55%	-31.21%	-37.28%

(a)	Not annualized.
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments
February 28, 2001 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%

Apparel – 0.5%
97,400	NIKE, Inc. Class B	$ 3,803,470

Chemicals – 0.2%
53,100	The Dow Chemical Co.	1,742,211

Clothing – 1.4%
248,700	Intimate Brands, Inc.	3,929,460
149,900	The Limited, Inc.	2,645,735
33,300	The Neiman Marcus Group, Inc.*	1,212,120
80,700	The Talbots, Inc.	4,101,174

		11,888,489

Computer Hardware – 9.4%
48,200	3Com Corp.	439,825
25,100	Avocent Corp.*	624,362
42,800	Brocade Communications Systems, Inc.*	1,661,175
1,364,900	Cisco Systems, Inc.*	32,331,069
36,300	Dell Computer Corp.*	794,062
515,100	EMC Corp.	20,480,376
11,800	Emulex Corp.*	363,588
10,100	Extreme Networks, Inc.*	228,355
37,500	Juniper Networks, Inc.*	2,421,094
17,600	Lexmark International, Inc.*	915,200
87,800	Network Appliance, Inc.*	2,612,050
103,908	Palm, Inc.*	1,805,401
5,900	RSA Security, Inc.*	280,250
597,800	Sun Microsystems, Inc.*	11,881,275
35,100	Tech Data Corp.*	1,072,744

		77,910,826

Computer Software – 13.3%
177,800	Adobe Systems, Inc.	5,167,312
2,000	Agile Software Corp.*	43,625
69,900	BEA Systems, Inc.*	2,682,412
27,400	Computer Associates International, Inc.	854,606
1,400	Entrust Technologies, Inc.*	11,244
37,100	i2 Technologies, Inc.*	997,062
248,900	International Business Machines, Inc.	24,865,110
6,000	Internet Security Systems, Inc.*	334,500
18,700	Intuit, Inc.*	769,038
23,500	Mercury Interactive Corp.*	1,479,031
680,800	Microsoft Corp.*	40,167,200
27,500	NCR Corp.*	1,210,000
4,400	Network Associates, Inc.*	28,463
804,100	Oracle Corp.*	15,277,900
93,300	PeopleSoft, Inc.*	3,008,925
47,100	Rational Software Corp.*	1,645,556
300	Red Hat, Inc.*	1,931
17,300	Sapient Corp.*	222,738
62,300	Siebel Systems, Inc.*	2,382,975
49,000	The Titan Corp.*	1,210,300
23,200	TIBCO Software, Inc.*	313,200
100,245	VERITAS Software Corp.*	6,509,660
31,500	Vignette Corp.*	193,922

		109,376,710

Shares	Description	Value

Common Stocks – (continued)

Defense/Aerospace – 0.1%
15,800	Honeywell International, Inc.	$ 738,018

Department Stores – 2.9%
176,500	Sears, Roebuck & Co.	7,245,325
49,100	Target Corp.	1,914,900
301,800	Wal-Mart Stores, Inc.	15,117,162

		24,277,387

Drugs – 18.5%
84,400	Allergan, Inc.	7,338,580
133,400	American Home Products Corp.	8,240,118
188,500	Amgen, Inc.*	13,583,781
14,800	Andrx Group*	847,531
138,700	Applera Corp.-Applied Biosystems Group	9,584,170
54,600	Bristol-Myers Squibb Co.	3,462,186
124,300	Cardinal Health, Inc.	12,616,450
124,400	Eli Lilly & Co.	9,884,824
79,500	Forest Laboratories, Inc.*	5,527,635
15,600	Genentech, Inc.*	819,000
63,600	IVAX Corp.*	2,385,000
298,600	Merck & Co., Inc.	23,947,720
1,099,475	Pfizer, Inc.	49,476,375
17,100	Pharmacia Corp.	884,070
107,400	Schering-Plough Corp.	4,322,850

		152,920,290

Electrical Equipment – 7.8%
162,700	ADC Telecommunications, Inc.*	1,810,037
170,600	Agilent Technologies, Inc.*	6,141,600
22,900	Amphenol Corp.*	817,530
55,400	AVX Corp.	986,674
39,200	CIENA Corp.*	2,633,750
256,400	Corning, Inc.	6,948,440
3,000	GlobeSpan, Inc.*	60,000
56,900	Jabil Circuit, Inc.*	1,279,112
159,420	JDS Uniphase Corp.*	4,264,485
191,800	KEMET Corp.*	3,226,076
25,200	L-3 Communications Holdings, Inc.*	2,065,896
31,400	Level 3 Communications, Inc.*	794,813
226,200	Lucent Technologies, Inc.	2,621,658
69,900	Metromedia Fiber Network, Inc.*	664,050
34,600	Motorola, Inc.	524,882
17,000	Newport Corp.	830,875
20,300	Plantronics, Inc.*	536,935
13,900	Power-One, Inc.*	246,725
73,600	QUALCOMM, Inc.*	4,034,200
138,800	Sanmina Corp.*	4,137,975
98,700	Scientific-Atlanta, Inc.	4,629,030
204,200	Solectron Corp.*	5,564,450
21,400	Sycamore Networks, Inc.*	387,875
89,400	Tektronix, Inc.	2,207,286
61,000	Tellabs, Inc.*	2,657,312
230,750	Vishay Intertechnology, Inc.*	4,139,655

		64,211,321

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statements of Investments (continued)
February 28, 2001 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Electrical Utilities – 0.8%
70,700	Calpine Corp.*	$ 3,145,443
32,300	Dynegy, Inc.	1,518,100
56,100	Entergy Corp.	2,178,363

		6,841,906

Energy Resources – 1.3%
78,700	Kerr-McGee Corp.	5,087,168
35,900	Murphy Oil Corp.	2,260,623
59,300	Occidental Petroleum Corp.	1,422,607
32,900	Phillips Petroleum Co.	1,753,899

		10,524,297

Entertainment – 1.4%
225,722	Viacom, Inc. Class B*	11,218,364

Environmental Services – 0.2%
86,000	Republic Services, Inc.*	1,431,040

Financial Services – 8.0%
26,200	Countrywide Credit Industries, Inc.	1,158,826
1,397,000	General Electric Co.	64,960,500

		66,119,326

Food & Beverage – 2.9%
49,400	Hormel Foods Corp.	1,062,100
54,200	Supervalu, Inc.	760,426
82,300	SYSCO Corp.	2,243,498
91,300	The Coca-Cola Co.	4,841,639
142,100	The Pepsi Bottling Group, Inc.	5,733,735
65,500	The Quaker Oats Co.	6,387,560
55,100	Unilever NV	3,080,090

		24,109,048

Heavy Electrical – 0.2%
54,000	Molex, Inc.	1,960,875

Home Products – 1.1%
107,400	Avon Products, Inc.	4,560,204
32,400	Colgate-Palmolive Co.	1,913,220
68,500	The Estee Lauder Cos., Inc.	2,646,840

		9,120,264

Industrial Parts – 0.1%
23,300	ITT Industries, Inc.	944,815

Industrial Services – 0.7%
150,100	Hertz Corp.	5,325,548

Information Services – 2.4%
22,100	Affiliated Computer Services, Inc.*	1,389,869
44,800	Computer Sciences Corp.*	2,675,008
26,700	Convergys Corp.*	1,131,012
44,600	DST Systems, Inc.*	2,720,600
95,500	Electronic Data Systems Corp.	6,095,765
33,200	Getty Images, Inc.*	834,150
8,869	MarchFirst, Inc.*	12,472
41,700	Omnicom Group, Inc.	3,781,773
12,900	TMP Worldwide, Inc.	674,831
15,100	WebMD Corp.*	143,922

		19,459,402

Shares	Description	Value

Common Stocks – (continued)

Internet – 4.7%
5,900	Akamai Technologies, Inc.*	$ 99,931
29,600	Amazon.com, Inc.*	301,550
1,900	Ameritrade Holding Corp.*	15,556
645,750	AOL Time Warner, Inc.*	28,432,372
33,100	Ariba, Inc.*	546,150
12,400	Art Technology Group, Inc.*	301,475
3,200	At Home Corp. Series A*	18,600
39,200	BroadVision, Inc.*	284,200
8,800	CheckFree Corp.*	424,050
36,700	CMGI, Inc.*	149,094
2,500	CNET Networks, Inc.*	31,094
37,600	Commerce One, Inc.*	655,650
5,900	Critical Path, Inc.*	16,133
400	Digex, Inc.*	7,225
12,300	DoubleClick, Inc.*	165,281
36,100	E*TRADE Group, Inc.*	325,261
15,800	E.piphany, Inc.*	265,637
21,100	eBay, Inc.*	808,723
100	Efficient Networks, Inc.*	2,313
79,200	Exodus Communications, Inc.*	1,158,300
4,700	HomeStore.com, Inc.*	140,413
45,800	InfoSpace.com, Inc.*	174,613
10,100	Inktomi Corp.*	114,256
16,200	Kana Communications, Inc.*	49,613
1,500	Liberate Technologies, Inc.*	14,156
12,300	Macromedia, Inc.*	360,544
10,851	Openwave Systems, Inc.*	399,792
8,500	Portal Software, Inc.*	60,828
10,700	PSINet, Inc.*	13,709
1,000	RealNetworks, Inc.*	7,188
16,600	Redback Networks, Inc.*	512,266
300	Scient Corp.*	881
36,512	VeriSign, Inc.*	1,741,166
17,500	VerticalNet, Inc.*	55,234
15,900	Vitria Technology, Inc.	74,531
3,700	webMethods, Inc.*	159,100
42,900	Yahoo!, Inc.*	1,021,556

		38,908,441

Leisure – 0.1%
18,600	International Game Technology*	1,004,400

Media – 0.8%
102,200	AT&T Corp.-Liberty Media Corp.*	1,502,340
30,600	Fox Entertainment Group, Inc.*	731,340
204,900	General Motors Corp. Class H*	4,645,083

		6,878,763

Medical Products – 3.1%
140,800	Abbott Laboratories	6,897,792
103,200	Johnson & Johnson	10,044,456
132,900	Medtronic, Inc.	6,801,822
30,100	Stryker Corp.	1,690,115

		25,434,185

Medical Providers – 0.1%
8,500	Quest Diagnostics, Inc.*	895,900

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Oil Services – 0.9%
11,600	BJ Services Co.*	$ 881,600
85,200	Schlumberger Ltd.	5,431,500
11,900	Smith International, Inc.*	899,640

		7,212,740

Restaurants – 0.1%
38,950	Brinker International, Inc.*	1,151,362

Security/Asset Management – 2.4%
69,000	A.G. Edwards, Inc.	2,682,030
113,700	Lehman Brothers Holdings, Inc.	7,805,505
88,100	Merrill Lynch & Co., Inc.	5,277,190
187,400	The Charles Schwab Corp.	3,916,660

		19,681,385

Semiconductors – 8.0%
155,300	Advanced Micro Devices, Inc.*	3,338,950
103,900	Analog Devices, Inc.*	3,875,470
26,600	Applied Materials, Inc.*	1,123,850
99,300	Applied Micro Circuits Corp.*	2,656,275
117,800	Avnet, Inc.*	2,886,100
28,300	Broadcom Corp.*	1,393,775
26,800	Cree, Inc.*	562,800
49,200	Integrated Device Technology, Inc.*	1,423,725
950,000	Intel Corp.	27,134,375
27,100	KLA-Tencor Corp.*	968,825
56,300	Linear Technology Corp.	2,230,887
236,500	Micron Technology, Inc.*	8,093,030
32,900	National Semiconductor Corp.*	671,818
17,600	QLogic Corp.*	657,800
17,800	RF Micro Devices, Inc.*	198,025
51,300	Silicon Storage Technology, Inc.*	513,000
198,300	Texas Instruments, Inc.	5,859,765
29,400	TriQuint Semiconductor, Inc.*	534,713
15,300	Vitesse Semiconductor Corp.*	603,394
24,200	Xilinx, Inc.*	940,775

		65,667,352

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – 3.3%
116,200	CVS Corp.	$ 7,088,200
300,750	The Home Depot, Inc.	12,781,875
127,800	Tiffany & Co.	3,975,858
56,000	Walgreen Co.	2,481,920
40,800	Zale Corp.*	1,283,568

		27,611,421

Telephone – 2.1%
293,000	BCE, Inc.	7,808,450
23,800	Qwest Communications International, Inc.*	879,886
168,400	Verizon Communications, Inc.	8,335,800
32,900	XO Communications, Inc.*	489,388

		17,513,524

Truck Freight – 0.3%
39,800	United Parcel Service, Inc. Class B	2,249,894

Wireless – 0.6%
91,700	AT&T Wireless Group*	1,926,617
36,000	Telephone & Data Systems, Inc.	3,364,200

		5,290,817

TOTAL COMMON STOCKS
(Cost $929,373,988)		$ 823,423,791

TOTAL INVESTMENTS
(Cost $929,373,988)		$ 823,423,791

*	Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Performance Summary
February 28, 2001 (Unaudited)

The following graph shows the value, as of February 28, 2001, of a $10,000 investment made on August 15, 1997 (commencement of operations) in Institutional shares (at NAV) of the Goldman Sachs CORE Small Cap Equity Fund. For comparative purposes, the performance of the Fund’s benchmark (Russell 2000 Index with dividends reinvested) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C and Service shares will vary from Institutional shares due to differences in fees and loads.

CORE Small Cap Equity Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested August 15, 1997 to February 28, 2001.

Average Annual Total Return through February 28, 2001	Since Inception	One Year	Six Months (a)

Class A (commenced August 15, 1997)
Excluding sales charges	4.98%	-9.16%	-8.38%
Including sales charges	3.33%	-14.17%	-13.42%

Class B (commenced August 15, 1997)
Excluding contingent deferred sales charges	4.19%	-9.89%	-8.82%
Including contingent deferred sales charges	3.33%	-14.39%	-13.38%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	4.27%	-9.86%	-8.80%
Including contingent deferred sales charges	4.27%	-10.77%	-9.71%

Institutional Class (commenced August 15, 1997)	5.38%	-8.84%	-8.28%

Service Class (commenced August 15, 1997)	4.88%	-9.33%	-8.49%

(a)	Not annualized.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments
February 28, 2001 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%

Airlines – 0.4%
22,000	Frontier Airlines, Inc.*	$ 515,625

Alcohol – 0.2%
5,600	The Robert Mondavi Corp.*	272,300

Apparel – 0.5%
20,300	Phillips-Van Heusen Corp.	302,470
8,900	Skechers U.S.A., Inc.*	239,944
9,800	Steven Madden Ltd.*	133,525

		675,939

Banks – 5.6%
28,300	Brookline Bancorp, Inc.	396,200
12,700	Commerce Bancorp, Inc.	755,650
33,900	Commercial Federal Corp.	746,478
27,300	Cullen/Frost Bankers, Inc.	978,978
9,300	First Charter Corp.	139,500
12,600	GBC Bancorp	392,963
14,000	Greater Bay Bancorp	467,250
37,700	Independence Community Bank Corp.	629,119
6,200	Investors Financial Services Corp.	487,862
5,700	Net.B@nk, Inc.*	49,073
11,600	Provident Financial Group, Inc.	345,825
17,500	Silicon Valley Bancshares*	488,906
12,400	Southwest Bancorp of Texas, Inc.*	477,400
21,000	The South Financial Group, Inc.	303,188
27,195	Trustco Bank Corp.	336,538
17,200	United Bankshares, Inc.	391,300
23,400	United Community Financial Corp.	159,413
8,400	Westamerica Bancorporation	324,975

		7,870,618

Chemicals – 2.9%
28,600	Albemarle Corp.	682,110
24,300	Arch Chemicals, Inc.	484,785
12,100	Brady Corp.	390,830
10,000	Cambrex Corp.	417,100
13,000	Cytec Industries, Inc.*	436,150
20,200	Millennium Chemicals, Inc.	361,580
7,000	OM Group, Inc.	354,900
14,100	Spartech Corp.	225,600
11,400	The Scotts Co.*	470,250
6,200	The Valspar Corp.	203,050
33,800	W.R. Grace & Co.*	68,276

		4,094,631

Clothing – 1.3%
9,500	Hot Topic, Inc.*	249,375
4,700	Payless ShoeSource, Inc.*	358,986
20,400	The Cato Corp.	371,025
10,100	The Neiman Marcus Group, Inc.*	367,640
39,400	Venator Group, Inc.*	433,794

		1,780,820

Computer Hardware – 1.8%
12,800	Advanced Digital Information Corp.*	192,000
11,750	Avocent Corp.*	292,281
Shares	Description	Value

Common Stocks – (continued)

Computer Hardware – (continued)
5,400	Black Box Corp.*	$ 222,075
5,900	Identix, Inc.*	47,790
21,300	Imation Corp.*	470,730
5,300	Interlink Electronics, Inc.*	38,756
48,900	Iomega Corp.*	177,507
6,400	Mercury Computer Systems, Inc.*	243,200
7,100	MIPS Technologies, Inc.*	234,744
23,500	Quantum Corp. – Hard Disk Drive*	246,750
2,900	SCM Microsystems, Inc.*	45,675
5,400	Secure Computing Corp.*	59,400
2,600	Sorrento Networks Corp.*	33,800
4,800	Zebra Technologies Corp.*	216,300

		2,521,008

Computer Software – 3.9%
14,800	Actuate Corp.*	179,450
4,100	Adept Technology, Inc.*	62,525
4,400	Advent Software, Inc.*	169,400
3,900	Allaire Corp.*	34,125
5,300	Aspen Technology, Inc.*	138,131
18,600	Avant! Corp.*	341,775
15,100	CACI International, Inc.*	411,475
5,700	Cerner Corp.*	291,769
3,100	Click2learn.com, Inc.*	9,881
7,000	Documentum, Inc.*	149,625
5,600	Eclipsys Corp.*	118,300
21,900	eXcelon Corp.*	68,438
10,100	FileNET Corp.*	222,200
4,300	Great Plains Software, Inc.*	277,619
7,400	HNC Software, Inc.	172,512
8,800	Hyperion Solutions Corp.*	150,700
17,200	IMR Global Corp.*	109,113
13,500	Informatica Corp.*	322,312
5,500	Information Architects Corp.*	10,313
9,200	Intergraph Corp.*	66,125
11,900	J.D. Edwards & Co.*	123,462
1,300	Manhattan Associates, Inc.*	37,456
6,400	Manugistics Group, Inc.*	198,400
21,400	Mentor Graphics Corp.*	524,300
14,600	MicroStrategy, Inc.*	130,944
6,400	NetIQ Corp.*	201,600
8,800	New Era of Networks, Inc.*	65,175
10,100	Puma Technology, Inc.*	55,866
11,550	Radiant Systems, Inc.*	218,728
7,600	THQ, Inc.*	212,325
7,000	Unigraphics Solutions, Inc.*	161,000
3,100	WatchGuard Technologies, Inc.*	36,813
7,500	WebTrends Corp.	113,437
4,100	ZixIt Corp.*	33,697

		5,418,991

Construction – 3.9%
6,400	Centex Corp.	263,424
20,845	D.R. Horton, Inc.	475,266
12,300	Granite Construction, Inc.	407,130
6,700	Insituform Technologies, Inc.*	226,125

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)
February 28, 2001 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Construction – (continued)
14,100	Lennar Corp.	$ 500,550
12,200	LNR Property Corp.	342,820
12,240	M.D.C. Holdings, Inc.	437,580
17,600	NCI Building Systems, Inc.*	344,960
4,400	NVR, Inc.*	640,200
9,700	Pulte Corp.	333,195
15,600	Standard Pacific Corp.	374,400
11,500	The Ryland Group, Inc.	463,335
18,200	URS Corp.*	361,270
24,500	Washington Group International, Inc.*	227,360

		5,397,615

Consumer Durables – 1.5%
25,900	Pier 1 Imports, Inc.	336,700
19,300	Springs Industries, Inc.	860,973
20,700	The Toro Co.	919,080

		2,116,753

Defense/Aerospace – 0.8%
26,400	Kaman Corp.	429,000
6,200	Moog, Inc.*	230,950
11,000	Precision Castparts Corp.	424,050

		1,084,000

Department Stores – 0.8%
48,900	Dillard’s, Inc.	919,320
17,600	Value City Department Stores, Inc.*	150,480

		1,069,800

Drugs – 5.1%
6,300	Alexion Pharmaceuticals, Inc.*	185,063
5,500	Allscripts Heathcare Solutions, Inc.*	31,625
11,300	AmeriSource Health Corp.*	607,036
7,800	Aurora Biosciences Corp.*	142,350
6,700	Barr Laboratories, Inc.*	372,520
45,100	Bergen Brunswig Corp.	811,349
19,900	Cell Genesys, Inc.*	319,644
11,200	Corixa Corp.*	173,600
5,600	Cubist Pharmaceuticals, Inc.*	166,600
6,800	CuraGen Corp.*	189,125
5,800	Emisphere Technologies, Inc.*	136,300
3,800	Enzon, Inc.*	241,537
6,700	Genome Therapeutics Corp.*	55,066
19,100	Herbalife International, Inc.	156,381
10,400	IDEXX Laboratories, Inc.*	245,050
8,900	ILEX Oncology, Inc.*	164,650
8,000	ImmunoGen, Inc.*	126,000
9,100	Immunomedics, Inc.*	117,731
4,300	Intermune Pharmaceuticals, Inc.*	121,744
5,100	Invitrogen Corp.*	410,550
400	Luminex Corp.*	12,325
8,900	Maxygen, Inc.*	141,288
5,600	Medicis Pharmaceutical Corp.*	294,560
4,200	Myriad Genetics, Inc.*	232,575
6,100	Neose Technologies, Inc.*	190,625
5,300	NPS Pharmaceuticals, Inc.*	170,925
3,600	OSI Pharmaceuticals, Inc.*	157,050
Shares	Description	Value

Common Stocks – (continued)

Drugs – (continued)
8,800	Pharmacopeia, Inc.*	$ 177,100
5,268	Priority Healthcare Corp. Class B*	215,329
13,000	SciClone Pharmaceuticals, Inc.*	65,406
8,700	Syncor International Corp.*	304,500
10,500	Tularik, Inc.*	274,312
8,900	Vical, Inc.*	124,600

		7,134,516

Electrical Equipment – 5.8%
22,300	Aeroflex, Inc.*	298,262
16,700	Allen Telecom, Inc.*	233,800
10,300	Anaren Microwave, Inc.*	184,113
30,300	Anixter International, Inc.*	648,420
7,800	Benchmark Electronics, Inc.*	217,620
6,500	Cabot Microelectronics Corp.*	393,656
4,800	Celeritek, Inc.*	67,800
6,300	Checkpoint Systems, Inc.*	57,015
14,700	Coherent, Inc.*	615,562
8,000	DSP Group, Inc.*	153,500
5,600	Excel Technology, Inc.*	107,100
11,200	FEI Co.*	252,350
5,800	Fisher Scientific International, Inc.*	208,800
20,400	Glenayre Technologies, Inc.*	69,488
7,800	Keithley Instruments, Inc.	181,194
17,700	Kent Electronics Corp.*	283,200
23,800	Kimball International, Inc. Class B	358,487
9,700	Littelfuse, Inc.*	239,469
8,300	Methode Electronics, Inc.	129,169
2,000	Molecular Devices Corp.*	134,375
18,000	MRV Communications, Inc.*	221,625
8,500	Nanometrics, Inc.*	131,750
10,000	Natural MicroSystems Corp.*	86,250
5,600	Netro Corp.*	36,750
6,000	Network Equipment Technologies, Inc.*	28,800
8,150	Park Electrochemical Corp.	240,425
3,700	PC-Tel, Inc.*	33,531
6,200	Photon Dynamics, Inc.*	154,225
28,100	Pioneer-Standard Electronics, Inc.	344,225
19,000	Plantronics, Inc.*	502,550
9,600	Plexus Corp.*	296,400
7,200	Proxim, Inc.*	131,400
11,600	Robotic Vision Systems, Inc.*	31,900
3,900	Rogers Corp.*	138,645
13,300	Sensormatic Electronics Corp.*	291,270
5,900	Technitrol, Inc.	205,615
4,500	Trimble Navigation Ltd.*	79,031
5,500	Varian, Inc.*	167,406
8,400	Vicor Corp.*	180,600
2,100	Zygo Corp.*	43,838

		8,179,616

Electrical Utilities – 1.9%
33,500	Public Service Co. of New Mexico	860,280
35,400	RGS Energy Group, Inc.	1,289,976
11,900	UIL Holdings Corp.	578,578

		2,728,834

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Energy Resources – 1.7%
12,850	Cross Timbers Oil Co.	$ 317,010
7,800	Pure Resources, Inc.*	163,020
23,500	Southwestern Energy Co.	244,400
12,800	St. Mary Land & Exploration Co.	285,600
17,800	Tom Brown, Inc.*	595,187
8,700	Veritas DGC, Inc.*	262,305
24,900	Vintage Petroleum, Inc.	485,301

		2,352,823

Entertainment – 0.4%
31,700	Handleman Co.*	288,787
15,900	World Wrestling Federation Entertainment	219,420

		508,207

Environmental Services – 0.5%
17,900	Casella Waste Systems, Inc.*	109,638
20,300	Ogden Corp.	329,469
7,800	Waste Connections, Inc.*	260,812

		699,919

Equity REIT – 6.1%
10,300	Alexandria Real Estate Equities, Inc.	391,091
12,800	Arden Reality, Inc.	305,280
26,600	Bedford Property Investors, Inc.	528,542
33,100	Brandywine Realty Trust	628,900
16,800	EastGroup Properties, Inc.	371,280
28,100	Glenborough Reality Trust, Inc.	517,602
33,800	Health Care Property Investors, Inc.	1,058,278
21,700	MeriStar Hospitality Corp.	436,170
20,500	Mid-America Apartment Communities, Inc.	446,900
24,000	Pacific Gulf Properties, Inc.	157,200
6,500	Parkway Properties, Inc.	189,150
19,200	Prentiss Properties Trust	474,240
19,300	Realty Income Corp.	486,360
19,700	Shurgard Storage Centers, Inc.	493,091
19,500	SL Green Reality Corp.	547,560
17,000	Storage USA, Inc.	506,600
25,700	Summit Properties, Inc.	599,067
14,000	Sun Communities, Inc.	449,400

		8,586,711

Financial Services – 1.6%
29,300	Advanta Corp.	388,225
25,000	Credit Acceptance Corp.*	131,250
7,500	Financial Federal Corp.*	222,000
15,600	IndyMac Bancorp, Inc.	411,996
14,550	Metris Cos., Inc.	319,518
3,600	NextCard, Inc.*	33,750
32,400	Security Capital Group, Inc. Class B *	671,328

		2,178,067

Food & Beverage – 2.1%
9,400	Agribrands International, Inc.*	505,438
19,100	Corn Products International, Inc.	485,140
Shares	Description	Value

Common Stocks – (continued)

Food & Beverage – (continued)
31,000	Fleming Cos., Inc.	$ 765,700
25,100	Pilgrim’s Pride Corp.	256,522
10,500	Smithfield Foods, Inc.*	308,805
12,800	Suiza Foods Corp.*	626,816

		2,948,421

Forest – 0.8%
44,600	Louisiana-Pacific Corp.	471,868
23,800	United Stationers, Inc.*	596,488

		1,068,356

Gas Utilities – 2.4%
16,400	California Water Services Group	397,700
20,600	Oneok, Inc.	905,370
20,800	Peoples Energy Corp.	814,320
10,800	SEMCO Energy, Inc.	155,304
22,100	UGI Corp.	540,787
18,300	WGL Holdings, Inc.	501,054

		3,314,535

Gold – 0.2%
16,300	Freeport-McMoRan Copper & Gold, Inc. Clas	229,015

Heavy Electrical – 1.3%
17,450	A.O. Smith Corp.	323,174
22,800	Belden, Inc.	562,704
5,500	C&D Technologies, Inc.	181,500
16,150	Cable Design Technologies Corp.*	288,116
11,700	International FiberCom, Inc.*	58,500
11,100	Teleflex, Inc.	476,745

		1,890,739

Heavy Machinery – 0.8%
26,900	JLG Industries, Inc.	349,700
9,800	NACCO Industries, Inc.	652,288
8,200	Trinity Industries, Inc.	180,318

		1,182,306

Home Products – 1.2%
10,600	Alberto-Culver Co. Class B	424,636
14,000	Church & Dwight Co., Inc.	306,040
21,100	National Service Industries, Inc.	509,987
19,400	Playtex Products, Inc.*	188,180
9,700	Tupperware Corp.	228,920

		1,657,763

Hotels – 0.8%
18,400	Argosy Gaming Co.*	408,480
46,100	Aztar Corp.*	543,980
31,600	Boyd Gaming Corp.*	110,916

		1,063,376

Industrial Parts – 3.1%
19,800	Hughes Supply, Inc.	347,490
24,100	Clarcor, Inc.	590,450
6,300	Cymer, Inc.*	134,663

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)
February 28, 2001 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrial Parts – (continued)
4,400	EMCORE Corp.*	$ 114,125
17,200	Flowserve Corp.	361,200
16,800	Kennametal, Inc.	523,320
13,700	Mattson Technology, Inc.*	179,812
5,400	Mettler-Toledo International, Inc.*	245,052
7,000	SPS Technologies, Inc.*	351,400
43,600	The Timken Co.	697,600
6,000	Thomas Industries, Inc.	159,300
25,700	Watts Industries, Inc.	377,790
9,500	York International Corp.	304,000

		4,386,202

Industrial Services – 1.5%
18,600	Aaron Rents, Inc. Class B	295,740
8,100	Chemed Corp.	283,905
20,300	Dollar Thrifty Automotive Group, Inc.*	404,985
5,500	Frontline Capital Group*	75,625
7,500	Hall, Kinion & Associates, Inc.*	130,312
6,700	Heidrick & Struggles International, Inc.*	221,519
4,000	Learning Tree International, Inc.*	180,000
9,500	Rent-Way, Inc.*	54,150
8,800	Rollins, Inc.	177,760
18,800	The Wackenhut Corp.*	312,080

		2,136,076

Information Services – 3.5%
13,000	ADVO, Inc.*	525,200
5,900	Analysts International Corp.	37,059
7,600	BARRA, Inc.*	333,450
9,600	Braun Consulting, Inc.*	63,000
5,900	Cognizant Technology Solutions Corp.*	247,800
10,800	Cyber-Care, Inc.*	35,100
13,900	Data Broadcasting Corp.	75,581
8,800	DiamondCluster International, Inc.*	184,800
4,500	Digital Insight Corp.*	59,625
12,500	F.Y.I., Inc.*	420,312
8,100	Fair Isaac & Co., Inc.	500,580
6,500	Forrester Research, Inc.*	253,906
11,080	Global Payments, Inc.*	210,520
4,900	HotJobs.com, Ltd.*	25,113
15,900	infoUSA, Inc.	75,525
11,700	Interliant, Inc.*	34,369
3,800	Keynote Systems, Inc.*	48,925
6,200	Metricom, Inc.*	28,288
3,700	Multex.com, Inc.*	71,687
13,800	National Data Corp.	352,314
5,800	Netcentives, Inc.*	15,950
7,500	Network Commerce, Inc.*	1,875
10,800	Pegasus Systems, Inc.*	114,075
4,600	PurchasePro.com, Inc.*	52,038
21,700	R.H. Donnelley Corp.*	594,580
6,100	SBA Communications Corp.*	201,300
28,400	Technology Solutions Co.	90,525
9,100	Tetra Tech, Inc.*	157,544
4,400	The TriZetto Group, Inc.*	61,600
3,300	Travelocity.com, Inc.*	73,425

		4,946,066

Shares	Description	Value

Common Stocks – (continued)

Internet – 1.5%
3,200	About.com, Inc.	$ 71,000
6,200	Be Free, Inc.*	13,369
11,800	Broadbase Software, Inc.*	41,300
2,700	Choice One Communications, Inc.*	22,781
5,200	Clarent Corp.*	54,600
4,400	CSFBdirect*	14,960
17,300	Digital Island*	59,469
6,000	Digital River, Inc.*	34,875
5,400	eGain Communications Corp.*	15,525
2,300	eSPEED, Inc.*	57,931
2,000	Expedia, Inc.*	31,250
3,000	F5 Networks, Inc.*	20,906
5,000	GlobalNet Financial.com, Inc.*	5,000
5,800	GoTo.com, Inc.*	43,863
7,800	High Speed Access Corp.*	10,481
1,400	Hotel Reservations Network, Inc.*	39,725
4,400	IDT Corp.*	99,000
100	IMPSAT Fiber Networks, Inc.*	694
1,300	Interactive Intelligence, Inc.*	29,900
9,400	Internet Pictures Corp.*	5,581
13,800	Intertrust Technologies Corp.*	54,769
12,900	Interwoven, Inc.*	213,656
3,200	IntraNet Solutions, Inc.*	82,000
7,800	iXl Enterprises, Inc.*	9,750
5,300	Jupiter Media Metrix, Inc.*	26,169
7,200	LookSmart, Ltd.*	14,400
8,700	Mail.com, Inc.*	10,059
1,500	MatrixOne, Inc.*	36,469
9,700	NBC Internet, Inc.*	22,431
3,400	Net2Phone, Inc.*	34,850
4,750	Netegrity, Inc.*	210,781
300	Netopia, Inc.*	1,659
2,700	Niku Corp.*	16,369
1,200	Nuance Communications, Inc.*	27,600
300	Open Market, Inc.*	684
4,000	Packeteer, Inc.*	55,188
5,300	Prodigy Communications Corp.*	15,569
4,600	Quintus Corp.*	322
5,700	Rare Medium Group, Inc.*	11,400
9,274	Retek, Inc.*	205,767
8,500	Rhythms NetConnections, Inc.*	8,234
4,700	SciQuest.com, Inc.*	8,813
5,100	SonicWall, Inc.*	62,156
5,100	SportsLine.com, Inc.*	31,238
500	Stamps.com, Inc.*	1,484
2,000	StarMedia Network, Inc.*	6,000
5,200	Tut Systems, Inc.*	23,888
3,500	Universal Access, Inc.*	25,375
5,400	Verity, Inc.*	142,762
3,300	VIA NET.WORKS, Inc.*	18,975
6,800	Viant Corp.*	20,825

		2,071,852

Leisure – 1.6%
23,200	Callaway Golf Co.	557,960
19,600	Fairfield Communities, Inc.*	293,216

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Leisure – (continued)
6,200	Harman International Industries, Inc.	$ 185,380
16,700	JAKKS Pacific, Inc.*	216,056
13,200	Pinnacle Entertainment, Inc.*	141,900
8,000	Russ Berrie & Company, Inc.	208,000
14,750	SCP Pool Corp.*	490,438
8,200	WMS Industries, Inc.*	151,044

		2,243,994

Life Insurance – 0.7%
13,578	Delphi Financial Group, Inc.	466,268
9,281	FBL Financial Group, Inc.	138,751
8,300	Liberty Financial Cos., Inc.	374,994

		980,013

Media – 1.6%
10,500	Gaylord Entertainment Co.	253,050
18,600	Insight Communications, Inc.*	459,187
14,400	Media General, Inc.	722,880
14,800	Playboy Enterprises, Inc. Class B*	190,920
25,100	Sinclair Broadcast Group, Inc.*	227,469
10,800	Sirius Satellite Radio, Inc.*	253,800
10,300	XM Satellite Radio Holdings, Inc.*	105,575
9,100	Zomax, Inc.*	47,775

		2,260,656

Medical Products – 4.2%
8,100	ArthroCare Corp.*	144,787
6,800	Cyberonics, Inc.*	155,550
11,100	Edwards Lifesciences Corp.*	232,545
9,700	Haemonetics Corp.*	281,106
23,900	Henry Schein, Inc.*	682,644
9,000	Invacare Corp.	327,150
42,400	Owens & Minor, Inc.	634,304
9,400	PolyMedica Corp.*	364,250
7,900	ResMed, Inc.*	355,184
10,900	Respironics, Inc.*	274,544
11,900	SangStat Medical Corp.*	124,950
8,900	Scott Technologies, Inc.*	202,475
19,800	The Cooper Cos., Inc.	809,820
13,100	Varian Medical Systems, Inc.*	869,840
11,400	VISX, Inc.*	194,370
5,100	Zoll Medical Corp.*	214,519

		5,868,038

Medical Providers – 3.2%
17,900	AmeriPath, Inc.*	351,287
19,800	Apria Healthcare Group, Inc.*	487,278
13,900	Coventry Health Care, Inc.*	255,413
21,800	DaVita, Inc.*	383,244
35,500	Health Net, Inc.*	779,935
37,300	Humana, Inc.*	503,550
23,200	Manor Care, Inc.*	565,848
35,300	Omnicare, Inc.	782,601
11,600	Triad Hospitals, Inc.*	379,537

		4,488,693

Shares	Description	Value

Common Stocks – (continued)

Mining – 2.5%
28,600	AK Steel Holding Corp.	$ 272,558
10,600	Ball Corp.	438,840
19,300	Commercial Metals Co.	493,501
18,900	CONSOL Energy, Inc.	567,000
14,200	Harsco Corp.	391,920
15,000	Mueller Industries, Inc.*	456,000
34,500	National Steel Corp. Class B	69,000
21,700	Quanex Corp.	390,600
17,100	Reliance Steel & Aluminum Corp.	437,760

		3,517,179

Motor Vehicle – 1.2%
8,600	Oshkosh Truck Corp.	420,863
24,400	Polaris Industries, Inc.	1,141,920
9,400	Winnebago Industries, Inc.	159,800

		1,722,583

Oil Refining – 1.2%
17,900	Northwestern Corp.	433,180
28,900	Tesoro Petroleum Corp.*	365,296
32,700	Western Gas Resources, Inc.	830,580

		1,629,056

Oil Services – 1.4%
5,900	Atwood Oceanics, Inc.*	257,063
79,800	Parker Drilling Co.*	490,770
10,800	Patterson Energy, Inc.*	380,700
14,600	Seitel, Inc.*	273,020
16,400	UTI Energy Corp.*	589,416

		1,990,969

Property Insurance – 2.1%
7,300	Argonaut Group, Inc.	126,723
11,500	Fidelity National Financial, Inc.	356,040
14,200	First American Financial Corp.	431,680
7,300	HCC Insurance Holdings, Inc.	171,696
16,500	LandAmerica Financial Group, Inc.	592,350
6,400	PMA Capital Corp.	109,200
7,200	SCPIE Holdings, Inc.	188,856
11,000	Stewart Information Services Corp.	201,300
18,500	The Commerce Group, Inc.	551,300
5,700	W. R. Berkley Corp.	243,319

		2,972,464

Publishing – 1.3%
7,400	Martha Stewart Living Omnimedia, Inc.*	133,940
10,100	Penton Media, Inc.	228,159
16,100	Pulitzer, Inc.	830,760
15,700	The Standard Register Co.	267,685
39,700	The Topps Co., Inc.*	387,075

		1,847,619

Railroads – 0.3%
15,900	Wabtec Corp.	222,600
14,800	Wisconsin Central Transportation Corp.*	234,950

		457,550

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)
February 28, 2001 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Restaurants – 0.6%
6,300	CBRL Group, Inc.	$ 119,306
12,900	RARE Hospitality International, Inc.*	374,907
20,000	Ruby Tuesday, Inc.	340,000

		834,213

Security/Asset Management – 2.3%
12,500	Affiliated Managers Group, Inc.*	643,750
15,700	BlackRock, Inc.*	618,580
17,000	Jefferies Group, Inc.	508,300
18,000	Morgan Keegan, Inc.	483,300
17,100	The John Nuveen Co.	934,515

		3,188,445

Semiconductors – 1.9%
17,300	Alliance Semiconductor Corp.*	213,006
8,550	ANADIGICS, Inc.	114,356
8,400	Asyst Technologies, Inc.*	112,875
16,600	Cirrus Logic, Inc.*	298,800
6,400	CTS Corp.	218,880
5,000	Elantec Semiconductor, Inc.*	99,063
9,700	Electro Scientific Industries, Inc.*	272,206
10,300	Exar Corp.*	195,700
4,200	General Semiconductor, Inc.*	37,590
11,500	Integrated Silicon Solution, Inc.*	153,812
6,300	Microsemi Corp.*	177,187
9,700	Oak Technology, Inc.*	49,409
11,400	Rainbow Technologies, Inc.*	73,388
14,750	Remec, Inc.*	128,141
13,200	Silicon Valley Group, Inc.*	352,275
5,700	SIPEX Corp.*	62,344
9,700	White Electronic Designs Corp.	64,869

		2,623,901

Specialty Retail – 2.8%
15,500	Bandag, Inc.	573,500
12,900	Barnes & Noble, Inc.*	348,300
17,400	Borders Group, Inc.*	275,790
22,800	Brown Shoe Co.	395,580
35,900	Caremark Rx, Inc.*	502,600
11,500	Genesco, Inc.*	281,750
20,100	Haverty Furniture Cos., Inc.	277,380
7,500	Insight Enterprises, Inc.*	170,156
18,150	InterTAN, Inc.*	226,875
8,100	Michaels Stores, Inc.*	265,275
11,800	School Specialty, Inc.*	260,338
34,900	Spiegel, Inc.	253,025
6,800	ValueVision International, Inc.*	103,700

		3,934,269

Shares	Description	Value

Common Stocks – (continued)

Telephone – 0.7%
7,500	Commonwealth Telephone Enterprises, Inc.*	$ 255,000
11,600	CTC Communications Group, Inc.*	95,700
14,900	Electric Lightwave, Inc.*	56,806
10,300	Illuminet Holdings, Inc.*	266,512
13,900	ITCVDeltaCom, Inc.	96,866
12,200	NTELOS, Inc.	195,963
14,300	Pac-West Telecomm, Inc.*	61,669
7,100	TALK.com, Inc.*	10,428

		1,038,944

Thrifts – 2.3%
22,100	Bay View Capital Corp.	139,230
13,300	Downey Financial Corp.	572,565
20,400	FirstFed Financial Corp.*	597,720
38,089	Republic Security Financial Corp.	297,570
34,800	Richmond County Financial Corp.	939,600
24,800	Staten Island Bancorp, Inc.	616,280

		3,162,965

Tobacco – 0.4%
13,600	Universal Corp.	513,536

Truck Freight – 1.3%
13,000	Arkansas Best Corp.*	217,750
19,200	Arnold Industries, Inc.	319,200
20,500	Overseas Shipholding Group	563,750
10,400	Pittston Brink’s Group	206,440
26,700	Yellow Corp.*	528,994

		1,836,134

Wireless – 0.3%
23,600	Audiovox Corp.*	255,175
5,100	Leap Wireless International, Inc.*	155,869
2,200	Rural Celluar Corp.*	83,325

		494,369

TOTAL COMMON STOCKS
(Cost $138,152,407)		$ 139,948,027

Rights – 0.0%

14,000	Bank United Corp.*	$ 4,813

TOTAL RIGHTS
(Cost $4,760)		$ 4,813

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement — 0.4%

Joint Repurchase Agreement Account II_
$500,000	5.48%	03/01/2001	$ 500,000

TOTAL REPURCHASE AGREEMENT (Cost $500,000)			$ 500,000

TOTAL INVESTMENTS (Cost $138,657,167)			$140,452,840

*	Non-income producing security

∧	Joint repurchase agreement was entered into on February 28, 2001.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Performance Summary
February 28, 2001 (Unaudited)

The following graph shows the value, as of February 28, 2001, of a $10,000 investment made on December 31, 1998 (commencement of operations) in Institutional shares (at NAV) of the Goldman Sachs CORE Large Cap Value Fund. For comparative purposes, the performance of the Fund’s benchmark (Russell 1000 Value Index with dividends reinvested) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C and Service shares will vary from Institutional shares due to differences in fees and loads.

CORE Large Cap Value Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested January 1, 1999 to February 28, 2001 (a) .

Average Annual Total Return through February 28, 2001	Since Inception	One Year	Six Months (b)

Class A (commenced December 31, 1998)
Excluding sales charges	4.64%	15.18%	-0.45%
Including sales charges	1.95%	8.81%	-5.93%

Class B (commenced December 31, 1998)
Excluding contingent deferred sales charges	3.80%	14.33%	-0.90%
Including contingent deferred sales charges	2.43%	9.28%	-5.85%

Class C (commenced December 31, 1998)
Excluding contingent deferred sales charges	3.84%	14.34%	-0.88%
Including contingent deferred sales charges	3.84%	13.33%	-1.87%

Institutional Class (commenced December 31, 1998)	5.00%	15.63%	-0.35%

Service Class (commenced December 31, 1998)	4.54%	15.07%	-0.50%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	Not annualized.
GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments
February 28, 2001 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%

Alcohol – 0.3%
11,400	Anheuser-Busch Cos., Inc.	$ 498,180
8,100	Brown-Forman Corp. Class B	514,350

		1,012,530

Apparel – 0.3%
13,800	Liz Claiborne, Inc.	672,060
14,100	Sara Lee Corp.	305,829

		977,889

Banks – 15.1%
73,600	Bank of America Corp.	3,676,320
39,200	Bank One Corp.	1,382,584
31,900	BB&T Corp.	1,152,547
268,500	Citigroup, Inc.	13,204,830
29,600	Comerica, Inc.	1,884,040
18,750	Fifth Third Bancorp	1,008,984
97,100	FleetBoston Financial Corp.	4,005,375
7,400	Investors Financial Services Corp.	582,288
53,600	J.P. Morgan Chase & Co.	2,500,976
19,900	Mellon Financial Corp.	921,569
14,600	Northern Trust Corp.	1,038,425
30,400	PNC Financial Services Group	2,112,800
11,100	Regions Financial Corp.	333,000
16,600	SouthTrust Corp.	702,388
36,300	SunTrust Banks, Inc.	2,385,999
13,200	TCF Financial Corp.	487,080
65,500	The Bank of New York Co., Inc.	3,391,590
24,237	U.S. Bancorp	562,298
4,800	Wachovia Corp.	303,072
94,800	Wells Fargo & Co.	4,705,872

		46,342,037

Chemicals – 2.8%
11,200	Air Products & Chemicals, Inc.	454,160
5,900	Avery Dennison Corp.	312,700
15,800	Cabot Corp.	541,782
9,300	Cytec Industries, Inc.*	312,015
18,900	Ecolab, Inc.	792,855
13,700	Engelhard Corp.	327,841
10,600	FMC Corp.*	813,656
24,000	Minnesota Mining & Manufacturing Co.	2,706,000
6,900	Praxair, Inc.	307,740
11,800	Sherwin-Williams Co.	296,180
42,500	The Dow Chemical Co.	1,394,425
12,300	The Goodyear Tire & Rubber Co.	313,650

		8,573,004

Clothing – 0.5%
8,400	Payless ShoeSource, Inc.*	641,592
14,400	The Limited, Inc.	254,160
14,300	The Neiman Marcus Group, Inc.*	520,520

		1,416,272

Shares	Description	Value

Common Stocks – (continued)

Computer Hardware – 0.6%
7,700	3Com Corp.	$ 70,262
10,400	Compaq Computer Corp.	210,080
34,900	Hewlett-Packard Co.	1,006,865
25,900	Ingram Micro, Inc.*	357,420
100	RSA Security, Inc.*	4,750
8,400	Tech Data Corp.*	256,725

		1,906,102

Computer Software – 0.7%
16,800	Adobe Systems, Inc.	488,250
12,500	International Business Machines, Inc.	1,248,750
1,800	Intuit, Inc.*	74,025
200	Network Associates, Inc.*	1,294
5,000	Sabre Holdings Corp.	215,600

		2,027,919

Construction – 0.7%
8,100	Centex Corp.	333,396
29,300	Lennar Corp.	1,040,150
10,600	Pulte Corp.	364,110
10,500	Quanta Services, Inc.*	289,905

		2,027,561

Defense/Aerospace – 2.1%
32,800	Honeywell International, Inc.	1,532,088
36,300	Lockheed Martin Corp.	1,359,798
17,000	Precision Castparts Corp.	655,350
44,500	The Boeing Co.	2,767,900

		6,315,136

Department Stores – 1.8%
12,400	Kohl’s Corp.*	817,284
61,700	Sears, Roebuck & Co.	2,532,785
39,000	Target Corp.	1,521,000
12,200	Wal-Mart Stores, Inc.	611,098

		5,482,167

Drugs – 3.5%
16,800	American Home Products Corp.	1,037,736
31,200	Bristol-Myers Squibb Co.	1,978,392
23,300	Cardinal Health, Inc.	2,364,950
6,000	Eli Lilly & Co.	476,760
59,300	Merck & Co., Inc.	4,755,860

		10,613,698

Electrical Equipment – 2.1%
11,500	Amphenol Corp.*	410,550
11,500	AVX Corp.	204,815
4	Cabot Microelectronics Corp.*	242
7,500	Corning, Inc.	203,250
5,500	Danaher Corp.	348,920
20,700	General Dynamics Corp.	1,411,326
10,200	Harris Corp.	256,122
17,200	KEMET Corp.*	289,304
3,600	Level 3 Communications, Inc.*	91,125
3,718	Nortel Networks Corp.	68,746

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments (continued)
February 28, 2001 (Unaudited)
Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
4,300	PerkinElmer, Inc.	$ 314,846
29,400	Sanmina Corp.*	876,488
7,900	Scientific-Atlanta, Inc.	370,510
35,200	Solectron Corp.*	959,200
21,800	Thermo Electron Corp.*	608,220

		6,413,664

Electrical Utilities – 3.7%
28,400	Constellation Energy Group	1,212,680
22,900	DTE Energy Co.	831,499
28,000	Dynegy, Inc.	1,316,000
26,800	Energy East Corp.	503,840
52,100	Entergy Corp.	2,023,043
23,162	Exelon Corp.	1,514,100
18,900	PG&E Corp.	263,844
26,200	PPL Corp.	1,197,078
6,800	Public Service Enterprise	304,708
1,729	Sempra Energy	38,643
22,700	TXU Corp.	936,148
39,900	UtiliCorp United, Inc.	1,183,035

		11,324,618

Energy Resources – 7.8%
20,000	Amerada Hess Corp.	1,440,000
38,600	Chevron Corp.	3,306,476
167,430	Exxon Mobil Corp.	13,570,201
25,300	Kerr-McGee Corp.	1,635,392
17,000	Murphy Oil Corp.	1,070,490
79,300	Occidental Petroleum Corp.	1,902,407
16,500	Phillips Petroleum Co.	879,615

		23,804,581

Entertainment – 2.1%
132,000	The Walt Disney Co.	4,085,400
50,001	Viacom, Inc. Class B*	2,485,040

		6,570,440

Environmental Services – 0.9%
110,700	Waste Management, Inc.	2,808,459

Equity REIT – 0.9%
52,700	Equity Office Properties Trust	1,518,814
21,400	Equity Residential Properties Trust	1,114,940

		2,633,754

Financial Services – 3.4%
13,600	American Express Co.	596,768
27,600	Comdisco, Inc.	351,900
43,200	Countrywide Credit Industries, Inc.	1,910,736
14,900	Federal Home Loan Mortgage Corp.	981,165
58,200	Federal National Mortgage Assoc.	4,638,540
20,900	General Electric Co.	971,850
9,700	Heller Financial, Inc.	327,957
5,400	Household International, Inc.	312,768
8,300	MBNA Corp.	272,904
4,700	The CIT Group, Inc.	108,570

		10,473,158

Shares	Description	Value

Common Stocks – (continued)

Food & Beverage – 2.5%
5,100	IBP, Inc.	$ 135,405
10,200	McCormick & Co., Inc.	400,860
78,200	PepsiCo, Inc.	3,603,456
6,800	Suiza Foods Corp.*	332,996
6,500	Supervalu, Inc.	91,195
56,900	SYSCO Corp.	1,551,094
28,600	The Pepsi Bottling Group, Inc.	1,154,010
4,500	The Quaker Oats Co.	438,840

		7,707,856

Forest – 1.2%
6,700	Bowater, Inc.	337,211
41,400	Kimberly-Clark Corp.	2,960,100
6,700	Weyerhaeuser Co.	360,058

		3,657,369

Gas Utilities – 0.8%
27,000	KeySpan Corp.	1,051,650
8,100	NICOR, Inc.	299,700
22,500	Oneok, Inc.	988,875

		2,340,225

Heavy Electrical – 0.8%
23,500	Emerson Electric Co.	1,572,150
27,100	Molex, Inc.	984,069

		2,556,219

Home Products – 3.1%
13,600	Alberto-Culver Co. Class B	544,816
35,200	Avon Products, Inc.	1,494,592
35,300	Colgate-Palmolive Co.	2,084,465
12,600	National Service Industries, Inc.	304,542
66,500	Ralston Purina Group	2,073,470
18,900	The Estee Lauder Cos., Inc.	730,296
33,200	The Procter & Gamble Co.	2,340,600

		9,572,781

Industrial Parts – 0.9%
5,735	Tyco International Ltd.	313,418
33,300	United Technologies Corp.	2,594,403

		2,907,821

Industrial Services – 0.3%
9,750	Apollo Group, Inc.*	342,469
9,600	Hertz Corp.	340,608
9,500	Manpower, Inc.	323,285

		1,006,362

Information Services – 1.8%
19,500	Affiliated Computer Services, Inc.*	1,226,355
4,900	DST Systems, Inc.*	298,900
10,400	Electronic Data Systems Corp.	663,832
31,200	First Data Corp.	1,926,912
11,300	Omnicom Group, Inc.	1,024,797
3,600	SEI Investments Co.	307,631
2,800	WebMD Corp.*	26,688

		5,475,115

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Internet – 0.2%
15,600	AOL Time Warner, Inc.*	$ 686,868
2,900	At Home Corp. Series A*	16,856
1,600	Critical Path, Inc.*	4,375
800	E*TRADE Group, Inc.*	7,208
6,000	Internet Capital Group, Inc.*	23,250

		738,557

Leisure – 0.7%
43,200	Brunswick Corp.	919,728
20,600	Interntional Game Technology*	1,112,400

		2,032,128

Life Insurance – 2.7%
31,100	American General Corp.	2,371,064
12,200	CIGNA Corp.	1,337,974
9,500	MetLife, Inc.	293,075
17,100	Nationwide Financial Services, Inc.	707,940
12,000	The MONY Group, Inc.	444,000
55,100	UnitedHealth Group, Inc.*	3,263,573

		8,417,626

Media – 2.2%
176,700	AT&T Corp.-Liberty Media Corp.*	2,597,490
32,700	Comcast Corp.*	1,416,319
14,200	Cox Communications, Inc.*	589,584
70,700	Fox Entertainment Group, Inc.*	1,689,730
20,300	General Motors Corp. Class H*	460,201

		6,753,324

Medical Products – 4.6%
93,300	Abbott Laboratories	4,570,767
82,300	Johnson & Johnson	8,010,259
21,400	Medtronic, Inc.	1,095,252
10,000	Stryker Corp.	561,500

		14,237,778

Medical Providers – 0.1%
3,500	Wellpoint Health Networks, Inc.*	345,975

Mining – 1.3%
16,300	Alcan Aluminium Ltd.	601,307
24,504	Alcoa, Inc.	876,263
23,900	Ball Corp.	989,460
21,100	Inco Ltd.*	377,479
56,100	Massey Energy Co.	1,101,804

		3,946,313

Motor Vehicle – 1.7%
30,523	Delphi Automotive Systems Corp.	428,237
86,896	Ford Motor Co.	2,416,578
26,500	General Motors Corp.	1,412,980
12,700	Johnson Controls, Inc.	844,296

		5,102,091

Shares	Description	Value

Common Stocks – (continued)

Oil Refining – 2.0%
73,628	Conoco, Inc. Class B	$ 2,120,486
25,600	Texaco, Inc.	1,640,960
29,000	Ultramar Diamond Shamrock Corp.	1,055,600
45,100	USX-Marathon Group	1,245,662

		6,062,708

Oil Services – 0.4%
5,100	BJ Services Co.*	387,600
5,700	Helmerich & Payne, Inc.	295,773
7,400	Schlumberger Ltd.	471,750

		1,155,123

Property Insurance – 4.5%
83,800	Allstate Corp.	3,340,268
69,837	American International Group, Inc.	5,712,667
10,200	CNA Financial Corp.*	385,662
25,900	Loews Corp.	2,814,553
27,700	Old Republic International Corp.	782,525
12,700	The Hartford Financial Services Group, Inc.	810,895

		13,846,570

Publishing – 0.4%
6,500	Knight-Ridder, Inc.	388,375
15,800	The New York Times Co.	698,360

		1,086,735

Railroads – 1.3%
66,400	Burlington Northern Santa Fe Corp.	1,992,664
42,100	Canadian National Railway Co.	1,583,381
12,400	CSX Corp.	414,656

		3,990,701

Restaurants – 0.6%
50,700	Brinker International, Inc.*	1,498,692
17,100	Darden Restaurants, Inc.	371,583

		1,870,275

Security/Asset Management – 3.4%
20,500	A.G. Edwards, Inc.	796,835
39,400	Lehman Brothers Holdings, Inc.	2,704,810
59,600	Merrill Lynch & Co., Inc.	3,570,040
51,200	Morgan Stanley Dean Witter & Co.	3,334,656

		10,406,341

Semiconductors – 0.4%
32,100	Arrow Electronics, Inc.*	879,540
10,600	Avnet, Inc.	259,700

		1,139,240

Specialty Retail – 0.5%
16,200	CVS Corp.	988,284
19,900	Zale Corp.*	626,054

		1,614,338

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments (continued)
February 28, 2001 (Unaudited)
Shares	Description	Value

Common Stocks – (continued)

Telephone – 8.7%
150,611	AT&T Corp.	$ 3,464,053
65,500	BCE, Inc.	1,745,575
115,400	BellSouth Corp.	4,842,184
2,400	Covad Communications Group, Inc.*	4,275
7,300	Dycom Industries, Inc.*	111,690
27,700	Qwest Communications International, Inc.*	1,024,069
400	RCN Corp.*	3,700
161,264	SBC Communications, Inc.	7,692,293
144,578	Verizon Communications, Inc.	7,156,611
34,850	WorldCom, Inc.*	579,381
5,400	XO Communications, Inc.*	80,325

		26,704,156

Thrifts – 0.6%
34,400	Golden West Financial Corp.	1,886,840

Tobacco – 2.2%
77,000	Philip Morris Cos., Inc.	3,709,860
46,500	R.J. Reynolds Tobacco Holdings, Inc.	2,627,250
10,900	UST, Inc.	314,356

		6,651,466

Truck Freight – 0.2%
13,600	United Parcel Service, Inc. Class B	768,808

Shares	Description	Value

Common Stocks – (continued)

Wireless – 0.2%
4,700	ALLTEL Corp.	$ 252,390
4,000	Telephone & Data Systems, Inc.	373,800

626,190

TOTAL COMMON STOCKS
(Cost $292,708,267)		$ 305,330,020

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 0.2%

Joint Repurchase Agreement Account II ∧
$500,000	5.48%	03/01/2001	$ 500,000

TOTAL REPURCHASE AGREEMENT
(Cost $500,000)			$ 500,000

TOTAL INVESTMENTS
(Cost $293,208,267)			$ 305,830,020

*	Non-income producing security.

∧	Joint repurchase agreement was entered into on February 28, 2001.

The percentage shown for each investment category reflects the value of the investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Performance Summary
February 28, 2001 (Unaudited)

The following graph shows the value, as of February 28, 2001, of a $10,000 investment made on August 15, 1997 (commencement of operations) in Institutional shares (at NAV) of the Goldman Sachs CORE International Equity Fund. For comparative purposes, the performance of the Fund’s benchmark (Morgan Stanley Capital International Gross Europe, Australasia, Far East Index with dividends reinvested (“MSCI Gross EAFE Index”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C and Service shares will vary from Institutional shares due to differences in fees and loads.

CORE International Equity Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested August 15, 1997 to February 28, 2001.

Average Annual Total Return through February 28, 2001	Since Inception	One Year	Six Months (a)

Class A (commenced August 15, 1997)
Excluding sales charges	0.37%	-17.09%	-13.06%
Including sales charges	-1.21%	-21.65%	-17.85%

Class B (commenced August 15, 1997)
Excluding contingent deferred sales charges	-0.08%	-17.46%	-13.27%
Including contingent deferred sales charges	-0.93%	-21.59%	-17.61%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	-0.09%	-17.54%	-13.35%
Including contingent deferred sales charges	-0.09%	-18.36%	-14.22%

Institutional Class (commenced August 15, 1997)	1.01%	-16.62%	-12.85%

Service Class (commenced August 15, 1997)	0.56%	-16.98%	-12.96%

(a)	Not annualized
GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments
February 28, 2001 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%

Australia – 3.3%
97,200	Amcor Ltd. (Paper)	$ 296,700
39,600	AMP Ltd. (Insurance)	411,945
25,600	Australian Gas Light Co. Ltd. (Oil and Gas)	158,651
61,900	BHP Ltd. (Mining)	683,747
281,900	Boral Ltd. (Building Materials)	334,167
26,600	Brambles Industries Ltd. (Multi-Industrial)	624,064
66,600	Coca-Cola Amatil Ltd. (Food & Beverage)	181,033
74,300	Commonwealth Bank of Australia (Banks)	1,177,076
70,000	CSR Ltd. (Building Materials)	184,030
188,500	David Jones Ltd. (Merchandising)	129,579
114,600	FH Faulding & Co. Ltd. (Health)	666,972
230,600	Goodman Fielder Ltd. (Food & Beverage)	164,570
140,300	Iluka Resources Ltd. (Mining)	320,258
86,500	Leighton Holdings Ltd. (Construction)	316,874
12,900	Lend Lease Corp. Ltd. (Real Estate)	101,201
74,000	Mayne Nickless Ltd. (Business Services)	217,728
245,500	Mirvac Group (Real Estate)	455,787
152,100	National Australia Bank Ltd. (Banks)	2,401,618
207,200	Normandy Mining Ltd. (Mining)	103,292
17,600	Pacific Dunlop Ltd. (Manufacturing)	11,452
6,700	QBE Insurance Group Ltd. (Insurance)	35,186
27,200	Rio Tinto Ltd. (Mining)	472,729
201,200	Santos Ltd. (Oil and Gas)	686,268
1,100	Suncorp-Metway Ltd. (Financial Services)	6,782
501,800	Telstra Corp. Ltd. (Telecommunications)	1,653,120
113,100	The News Corp. Ltd. (Media)	1,059,384
23,000	Westpac Banking Corp. Ltd. (Banks)	169,573
6,300	Woolworths Ltd. (Specialty Retail)	28,001

		13,051,787

Belgium – 1.0%
7,400	Agfa Gevaert NV (Electronic Components)	161,292
7,200	Bekaert NV (Manufacturing)	318,107
8,500	Groupe Bruxelles Lambert SA (Conglomerates)	2,437,122
12,500	KBC Bankverzekeringsholding (Banks)	567,342
6,200	Solvay SA (Chemicals)	333,277
7,700	UCB SA (Health)	284,066

		4,101,206

France – 6.8%
34,800	Alcatel (Telecommunications)	1,354,939
28,700	AXA (Insurance)	3,624,401
33,830	Banque Nationale de Paris (Banks)	2,765,128
9,600	Bouygues SA * (Construction)	374,572
15,850	Christian Dior SA (Consumer Products)	688,169
Shares	Description	Value

Common Stocks – (continued)

France – (continued)
35,450	France Telecom SA (Telecommunications)	$ 2,111,158
1,900	Groupe Danone (Food & Beverage)	262,853
19,400	L’Oreal SA* (Consumer Products)	1,455,324
35,500	Lagardere S.C.A. (Media)	2,078,192
14,100	LVMH (Louis Vuitton Moet Hennessy) (Conglomerates)	866,305
8,700	PSA Peugeot Citroen (Auto)	2,359,933
22,550	Rhone-Poulenc SA (Chemicals)	1,822,390
4,550	Sanofi-Synthelabo SA (Health)	247,095
45,500	Societe Generale Series A (Banks)	2,782,958
25,500	STMicroelectronics NV (Semiconductors)	802,724
9,000	Suez Lyonnaise des Eaux SA (Conglomerates)	1,491,129
11,709	Total Fina SA Class B (Energy Resources)	1,654,354
8,600	Vivendi Universal SA (Conglomerates)	543,029

		27,284,653

Germany – 6.1%
19,050	Allianz AG (Insurance)	6,314,376
18,250	BASF AG (Chemicals)	822,273
38,200	Bayer AG (Chemicals)	1,867,059
3,600	Buderus AG (Diversified Industrial Manufacturing)	80,024
30,050	Deutsche Bank AG (Banks)	2,481,336
80,450	Deutsche Lufthansa AG (Airlines)	1,703,155
43,650	Deutsche Telekom AG (Telecommunications)	1,062,699
64,900	MAN AG (Machinery)	1,931,901
45,900	Merck KGAA (Health)	2,099,758
5,500	Muenchener Rueckversicherungs- Gesellschaft AG (Property Insurance)	1,784,776
1,850	SAP AG (Computer Software)	285,054
34,925	Siemens AG (Electrical Equipment)	4,029,591

		24,462,002

Ireland – 2.8%
194,300	Allied Irish Banks PLC (Banks)	2,101,411
89,800	CRH PLC (Building Materials)	1,694,457
484,900	eircom PLC (Telecommunications)	1,062,256
64,800	Elan Corp. PLC ADR* (Drugs)	3,561,408
41,800	Greencore Group PLC (Food & Beverage)	115,773
114,900	Independent News & Media PLC (Publishing)	306,559
4,300	IONA Technologies PLC* (Business Services)	202,100
62,700	Irish Life & Permanent PLC (Financial Services)	764,250
238,300	Jefferson Smurfit Group PLC (Paper)	432,740
75,200	Ryanair Holdings PLC* (Airlines)	840,006
158,900	Waterford Wedgewood PLC (Specialty Retail)	200,827

		11,281,787

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Italy – 5.8%
860,100	Enel SpA (Utilities)	$ 2,952,963
558,200	ENI SpA (Energy Resources)	3,627,394
216,900	Ifil (Finanziara di Partecipazioni) SpA (Multi-Industrial)	1,483,367
68,900	Mediaset SpA (Broadcasting)	714,098
1,192,164	Parmalat Finanziara SpA (Food & Beverage)	1,898,377
528,500	Pirelli SpA (Manufacturing)	1,931,238
185,780	Riunione Adriatica di Sicurta SpA (Insurance)	2,529,108
18,402	San Paolo-IMI SpA (Banks)	280,298
475,200	Telecom Italia Mobile SpA (T.I.M.) (Telecommunications)	3,140,517
52,800	Telecom Italia SpA (Telecommunications)	295,001
430,125	Telecom Italia SpA (Telecommunications)	4,481,685
12,600	UniCredito Italiano SpA (Banks)	61,236

		23,395,282

Japan – 20.2%
32,000	77 Bank Ltd. (Banks)	163,956
8,000	Acom Co. (Financial Services)	598,806
7,000	Alps Electric Co. (Electrical Utilities)	71,611
54,000	Asahi Glass Co. Ltd. (Building Materials)	372,430
22,000	Canon Sales Co., Inc. (Business Services)	236,692
72,000	Canon, Inc. (Computer Hardware)	2,344,757
134,000	Cosmo Oil Co. Ltd. (Energy Resources)	247,894
120,000	Dai Nippon Printing Co. Ltd. (Business Services)	1,499,744
325,000	Daicel Chemical Industries (Chemicals)	972,506
83,000	Daido Steel Co. Ltd. (Steel)	208,738
63,000	Daiichi Pharmaceutical Co. (Health)	1,442,072
39,000	Dainippon Ink & Chemicals, Inc. (Chemicals)	107,391
13,000	Dainippon Pharmaceutical Co. Ltd. (Health)	200,818
108,000	Daiwa House Industry Co. Ltd. (Construction)	708,951
139,000	Daiwa Securities Group, Inc. (Financial Services)	1,269,130
10,200	FANUC Ltd. (Machinery)	566,957
147,000	Fuji Heavy Industries Ltd. (Auto)	1,084,015
1	Fuji Television Network, Inc. (Broadcasting)	6,820
19,000	Fujitsu Ltd. (Computer Hardware)	260,298
344,000	Hitachi Ltd. (Electrical Equipment)	3,005,968
51,000	Honda Motor Co. Ltd. (Auto)	1,995,652
157,000	Izumiya Co. Ltd. (Merchandising)	587,579
140	Japan Tobacco, Inc. (Tobacco)	987,042
102,000	Kajima Corp. (Construction)	273,913
Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
94,000	Kaken Pharmaceutical Co. Ltd. (Health)	$ 574,578
148,000	Kamigumi Co. Ltd. (Business Services)	580,392
91,000	Kanebo Ltd. * (Consumer Products)	240,494
41,000	Koito Manufacturing Co. Ltd. (Automotive Parts)	157,639
27,000	Kokuyo Co. Ltd. (Specialty Retail)	343,427
142,000	Komatsu Ltd. (Machinery)	662,182
4,800	Konami Co. Ltd. (Entertainment)	202,558
140,000	Konica Corp. (Multi-Industrial)	827,110
421,000	KUBOTA Corp. (Machinery)	1,170,043
20,900	Kyocera Corp. (Electronics Equipment)	1,886,880
113,000	Matsushita Electric Industrial Co. Ltd. (Electrical Equipment)	2,128,985
72,000	Mitsubishi Corp. (Wholesale)	502,711
361,000	Mitsubishi Electric (Electrical Equipment)	2,105,064
45,000	Mitsubishi Logistics Corp. (Business Services)	385,550
198,000	Mitsui Co. (Wholesale)	1,124,194
20,000	Mitsumi Electric Co. Ltd. (Electrical Equipment)	352,941
428	Mizuho Holdings, Inc. (Banks)	2,627,110
10,300	Murata Manufacturing Co. Ltd. (Electronics Equipment)	854,382
6,000	NEC Corp. (Computer Hardware)	97,647
17,000	Nichirei Corp. (Food & Beverage)	65,942
700	Nintendo Co. Ltd. (Entertainment)	114,399
282,000	Nippon Express Co. Ltd. (Railroads)	1,370,332
23,000	Nippon Mitsubishi Oil Corp. (Energy Resources)	114,902
321,000	Nippon Suisan Kaisha Ltd. (Food & Beverage)	539,105
549	Nippon Telephone & Telegraph Corp. (Telecommunications)	3,594,476
76,000	Nippon Yusen Kabushiki Kaisha (Transportation)	339,506
68,000	Nisshinbo Industries, Inc. (Textiles)	337,391
242,000	NOF Corp. (Chemicals)	521,961
45,000	NTN Corp. (Machinery)	126,215
52,000	Oji Paper Co. Ltd. (Paper)	265,541
24,000	Olympus Optical Co. Ltd. (Specialty Retail)	298,721
11,600	ORIX Corp. (Financial Services)	1,036,385
17,200	Promise Co. Ltd. (Financial Services)	1,139,335
59,000	Ricoh Co. Ltd. (Computer Hardware)	1,033,632
3,000	Rohm Co. (Electronics Equipment)	485,934
35,000	Sankyo Co. Ltd. (Health)	729,540
61,000	Sanyo Electric Co. Ltd. (Electrical Equipment)	385,345
142,000	Sapporo Breweries Ltd. (Food & Beverage)	432,174
5,000	Secom Co. Ltd. (Business Services)	302,217
24,900	Shikoku Electric Power Co., Inc. (Electrical Utilities)	367,238
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
February 28, 2001 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
23,000	Shiseido Co. Ltd. (Consumer Products)	$ 229,608
77,000	Showa Shell Sekiyu K.K. (Oil and Gas)	398,457
5,000	Skylark Co. Ltd. (Restaurants)	153,879
157,000	Snow Brand Milk Products Co. Ltd. (Food & Beverage)	505,934
14,300	Softbank Corp. (Business Services)	638,806
20,300	Sony Corp. (Electrical Equipment)	1,462,361
40,000	Sumitomo Corp. (Wholesale)	255,413
8,000	Sumitomo Electric Industries Ltd. (Electrical Equipment)	95,823
37,000	Sumitomo Metal Mining Co. Ltd. (Metals)	144,467
107,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	537,280
29,000	Suzuki Motor Corp. (Auto)	334,501
15,000	Taiyo Yuden Co. Ltd. (Electronic Components)	398,977
38,000	Takeda Chemical Industries Ltd. (Drugs)	1,797,954
9,400	Takefuji Corp. (Financial Services)	701,194
3,000	TDK Corp. (Computer Hardware)	207,673
131,000	The Bank of Tokyo-Mitsubishi Ltd. (Banks)	1,296,598
59,000	The Bank of Yokohama Ltd. (Commercial Banks)	215,780
380,000	The Daiwa Bank Ltd. (Banks)	570,162
20,000	The Furukawa Electric Co. Ltd. (Electrical Equipment)	264,280
51,300	The Kansai Electric Power Co., Inc. (Electrical Utilities)	852,376
246,000	The Mitsubishi Trust & Banking Corp. (Banks)	1,694,527
39,000	The Nomura Securities Co. Ltd. (Financial Services)	766,368
160,000	The Sakura Bank Ltd. (Banks)	947,997
130,000	The Sumitomo Bank Ltd. (Banks)	1,286,701
114,000	The Sumitomo Marine & Fire Insurance Co. Ltd. (Insurance)	677,391
21,200	Tohoku Electric Power Co., Inc. (Electrical Utilities)	296,402
86,000	Tokai Carbon Co. Ltd. (Chemicals)	201,620
9,000	Tokyo Broadcasting System, Inc. (Media)	227,494
86,400	Tokyo Electric Power (Electrical Utilities)	2,051,355
6,400	Tokyo Electron Ltd. (Electrical Equipment)	429,395
150,000	Toppan Printing Co. Ltd. (Business Services)	1,182,864
228,000	Toshiba Corp. (Electrical Equipment)	1,273,146
53,000	Toyo Seikan Kaisha (Multi-Industrial)	966,922
159,200	Toyota Motor Corp. (Auto)	5,537,391
328	West Japan Railway (Railroads)	1,412,106
149,000	Yokogawa Electric Corp. (Electronics Equipment)	1,397,272

		81,048,392

Shares	Description	Value

Common Stocks – (continued)

Netherlands – 12.9%
323,950	ABN AMRO Holdings NV (Banks)	$ 7,126,498
41,100	Aegon NV (Insurance)	1,445,503
24,800	ASM Lithography Holding NV* (Semiconductors)	541,232
82,558	Buhrmann NV (Business Services)	2,492,489
68,800	Hagemeyer NV (Business Services)	1,609,138
20,700	Heineken NV (Food & Beverage)	1,144,152
150,004	ING Groep NV (Financial Services)	10,362,243
40,400	KLM Royal Dutch Airlines* (Airlines)	966,841
69,700	Koninklijke Ahold NV (Merchandising)	2,248,004
84,960	Koninklijke Royal Philips Electronics NV (Appliance)	2,797,266
269,849	KPN NV (Telecommunications)	3,315,907
299,600	Royal Dutch Petroleum Co. (Energy Resources)	17,775,931

		51,825,204

Norway – 0.4%
3,500	Den Norske Bank (Banks)	17,801
19,100	Norsk Hydro ASA (Diversified Industrial Manufacturing)	813,085
44,100	Orkla ASA (Consumer Products)	886,792

		1,717,678

Portugal – 0.3%
33,790	Banco Espirito Santo SA (Banks)	549,883
377,500	Sonae S.G.P.S. SA (Merchandising)	465,610

		1,015,493

Singapore – 4.0%
483,000	ACMA Ltd. (Telecommunications)	150,894
5,000	Capitaland Ltd. (Real Estate)	7,624
161,000	Chartered Semiconductor Manufacturing Ltd.* (Semiconductors)	455,913
150,000	City Developments (Real Estate)	653,482
1,656,000	Comfort Group Ltd. (Railroads)	541,083
11,100	Creative Technology Ltd. (Electrical Equipment)	129,802
257,970	DBS Group Holdings Ltd. (Banks)	2,913,161
150,000	Fraser & Neave Ltd. (Tobacco)	631,986
93,000	Keppel Corp. Ltd. (Multi-Industrial)	184,454
451,000	Marco Polo Development Ltd. (Real Estate)	491,201
225,250	Oversea-Chinese Banking Corp. Ltd. (Banks)	1,691,473
134,000	SembCorp Industries Ltd. (Multi-Industrial)	142,872
260,400	Singapore Airlines Ltd. (Airlines)	2,209,183
52,000	Singapore Press Holdings Ltd. (Publishing)	655,775
669,000	Singapore Technologies Engineering Ltd. (Machinery)	1,043,095
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
1,156,700	Singapore Telecommunications Ltd. (Telecommunications)	$ 1,830,033
361,400	United Engineers (Construction)	290,032
244,000	United Industrial Corp. Ltd. (Real Estate)	128,679
221,115	United Overseas Bank Ltd. (Banks)	1,749,147
21,000	Venture Manufacturing Ltd. (Electrical Equipment)	162,511
78,000	WBL Corp. Ltd. (Electronics Equipment)	104,179

		16,166,579

Spain – 7.7%
25,100	Acerinox SA (Steel)	820,167
424,500	Banco Bilbao Vizcaya SA (Banks)	6,322,029
410,800	Banco Santander Central Hispano SA (Banks)	4,200,923
242,600	Endesa SA (Electrical Utilities)	4,155,635
242,650	Repsol SA (Energy Resources)	4,131,923
517,013	Telefonica de Espana SA* (Telecommunications)	8,827,661
129,700	Union Electric Fenosa (Utilities)	2,536,876

		30,995,214

Sweden – 2.4%
9,600	Granges AB (Metals)	156,824
21,800	Mo och Domsjoe AB Series B (Paper)	654,555
72,900	Skandinaviska Enskilda Banken Series A (Banks)	805,054
55,000	Skanska AB Series B (Construction)	2,289,567
160,300	Svenska Handelsbanken AB Series A (Banks)	2,692,061
378,829	Telefonaktiebolaget LM Ericsson AB Series B (Telecommunications)	3,200,286

		9,798,347

Switzerland – 9.7%
43,962	ABB Ltd. (Business Services)	3,716,689
1,026	Adecco SA (Business Services)	643,664
31,940	Credit Suisse Group (Banks)	5,944,500
2,816	Forbo Holding AG (Building Materials)	1,234,955
6,208	Givaudan* (Consumer Products)	1,706,208
1,149	Jelmoli Holding AG (Merchandising)	1,712,825
2,589	Nestle SA (Food & Beverage)	5,669,287
4,737	Novartis AG (Health)	8,009,625
285	Pargesa Holding AG (Financial Services)	656,435
1,942	PubliGroupe SA (Business Services)	835,419
324	Roche Holding AG (Health)	2,787,596
251	Schindler Holding AG-PTG Certificates (Machinery)	379,100
Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
173	SGS Societe Generale de Surveillance Holding SA Series B (Business Services)	$ 206,728
3,719	Swisscom AG (Telecommunications)	866,589
2,521	Syngenta AG* (Chemicals)	146,256
932	The Swatch Group AG (Specialty Retail)	215,501
226	The Swatch Group AG Series B (Specialty Retail)	251,156
13,826	UBS AG (Banks)	2,197,357
3,718	Valora Holding AG (Merchandising)	733,070
2,019	Zurich Financial Services (Insurance)	965,047

		38,878,007

United Kingdom – 15.6%
59,400	Amvescap PLC (Financial Services)	1,179,182
22,600	ARM Holdings PLC* (Electronic Components)	101,149
84,600	AstraZeneca Group PLC (Health)	3,846,681
205,200	BAA PLC (Airlines)	1,940,486
100,700	Balfour Beatty PLC (Construction)	217,351
38,300	Barclays PLC (Banks)	1,162,866
347,500	BG Group PLC (Utilities)	1,334,530
790,700	BP Amoco PLC (Energy Resources)	6,541,211
101,000	British Aerospace PLC (Defense/Aerospace)	428,707
61,300	British Airways PLC (Airlines)	355,999
71,500	British American Tobacco PLC (Tobacco)	574,722
47,400	British Sky Broadcasting Group PLC* (Media)	656,964
196,000	British Telecom PLC (Telecommunications)	1,612,957
50,800	Brixton Estate PLC (Real Estate)	179,410
123,000	Cable & Wireless PLC (Telecommunications)	1,331,859
3,300	Celltech Group PLC* (Health)	63,604
115,928	CGNU PLC (Insurance)	1,682,078
107,900	Chubb PLC* (Electronic Components)	232,113
5,300	CMG PLC (Business Services)	57,695
108,712	Compass Group PLC* (Food & Beverage)	866,380
115,100	De La Rue PLC (Business Services)	701,610
2,800	Diageo PLC (Tobacco)	28,399
206,685	FKI PLC (Electrical Equipment)	626,643
215,578	GlaxoSmithKline PLC* (Health)	5,929,133
68,712	Granada Compass PLC (Business Services)	191,462
498,777	HSBC Holdings PLC (Banks)	6,632,204
58,000	International Power PLC (Utilities)	200,970
211,700	Invensys PLC (Electrical Utilities)	474,509
104,000	J Sainsbury PLC (Merchandising)	578,077
45,200	Johnson Matthey PLC (Diversified Industrial Manufacturing)	696,950
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
February 28, 2001 (Unaudited)
Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
6,900	Land Securities PLC (Real Estate)	$ 86,768
309,900	Lattice Group PLC (Multi-Industrial)	574,932
106,400	Legal & General Group PLC (Financial Services)	266,522
96,100	Lloyds TSB Group PLC (Banks)	910,163
11,500	Logica PLC (Business Services)	229,123
11,900	Marconi PLC (Telecommunications)	80,062
76,900	Nycomed Amersham PLC (Medical Products)	599,531
97,400	P & O Princess Cruises PLC (Leisure)	516,783
19,900	Pace Micro Technology PLC (Electronic Components)	146,526
63,300	Pearson PLC (Broadcasting)	1,384,548
116,482	Premier Farnell PLC (Electrical Utilities)	639,369
39,300	Provident Financial PLC (Financial Services)	453,347
33,300	Prudential PLC (Financial Services)	456,249
52,100	Reed International PLC (Publishing)	522,022
58,900	Reuters Group PLC (Business Services)	907,343
39,600	Rexam PLC (Manufacturing)	151,078
43,700	Rio Tinto PLC (Mining)	804,421
107,325	Royal Bank of Scotland Group PLC (Banks)	2,355,246
2,300	Schroders PLC (Financial Services)	39,183
21,700	Sema PLC (Business Services)	171,528
43,000	Shell Transport & Trading Co. (Energy Resources)	356,967
10,100	Slough Estates PLC (Real Estate)	60,836
148,255	Smith & Nephew PLC (Health)	705,272
10,100	Spirent PLC (Electronics Equipment)	55,265
27,400	SSL International PLC (Health)	200,761
86,800	Taylor Woodrow PLC (Construction)	258,781
127,400	Tesco PLC (Specialty Retail)	482,826
154,200	The Great Universal Stores PLC (Specialty Retail)	1,217,765
30,600	The Sage Group PLC (Business Services)	128,560
74,700	Unilever PLC (Food & Beverage)	557,575
67,900	United News & Media PLC (Publishing)	715,623
81,000	United Utilities PLC (Business Services)	681,782
1,941,192	Vodafone AirTouch PLC (Telecommunications)	5,261,872
12,600	WPP Group PLC (Business Services)	147,713

		62,552,243

TOTAL COMMON STOCKS
(Cost $418,657,592)		$ 397,573,874

Shares	Description	Value

Preferred Stocks – 0.4%

Australia – 0.3%
127,100	The News Corp. Ltd. (Media)	$ 1,037,119

Germany – 0.1%
21,150	MAN AG (Machinery)	483,768
4,000	Volkswagen AG (Auto)	131,256

615,024

TOTAL PREFERRED STOCKS
(Cost $1,720,740)		$ 1,652,143

Warrants – 0.0%

Australia – 0.0%
10,280	Mirvac Group exp. 06/29/2001 (Real Estate)	$ 54

TOTAL WARRANTS
(Cost $0)		$ 54

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Obligation – 0.2%

Federal National Mortgage Association#
$1,000,000	1.00%	03/15/2001	$ 997,585

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
(Cost $997,585)			$ 997,585

Short-Term Obligation – 0.4%

State Street Bank & Trust Euro—Time Deposit
$1,565,000	5.44%	03/01/2001	$ 1,565,000

TOTAL SHORT-TERM OBLIGATION
(Cost $1,565,000)			$ 1,565,000

TOTAL INVESTMENTS
(Cost $422,940,917)			$401,788,656

*	Non-income producing security.

#	A portion of this security is segregated as collateral for initial margin requirement on Futures transactions.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
ADR—American Depositary Receipt

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

As a % of Total Net Assets

Common and Preferred Stock Industry Classifications†

Airlines	2.0%
Appliance	0.7
Auto	2.8
Automotive Parts	0.0
Banks	17.6
Broadcasting	0.5
Building Materials	0.9
Business Services	4.5
Chemicals	1.7
Commercial Banks	0.1
Computer Hardware	1.0
Computer Software	0.1
Conglomerates	1.3
Construction	1.2
Consumer Products	1.3
Defense/Aerospace	0.1
Diversified Industrial Manufacturing	0.4
Drugs	1.3
Electrical Equipment	4.1
Electrical Utilities	2.2
Electronic Components	0.3
Electronics Equipment	1.2
Energy Resources	8.6
Entertainment	0.1
Financial Services	4.9
Food & Beverage	3.1
Health	6.9
Insurance	4.4
Leisure	0.1
Machinery	1.6
Manufacturing	0.6
Media	1.3
Medical Products	0.1
Merchandising	1.6
Metals	0.1
Mining	0.6
Multi-Industrial	1.2
Oil and Gas	0.3
Paper	0.4
Property Insurance	0.4
Publishing	0.5
Railroads	0.8
Real Estate	0.7
Restaurants	0.0
Semiconductors	0.4
Specialty Retail	0.8
Steel	0.3
Telecommunications	11.3
Textiles	0.1
Tobacco	0.6
Transportation	0.1
Utilities	1.7
Wholesale	0.5

TOTAL COMMON AND PREFERRED STOCK	99.4%

†	Industry concentrations greater than one tenth of one percent are disclosed.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Statements of Assets and Liabilities
February 28, 2001 (Unaudited)
CORE U.S. Equity Fund

Assets:

Investment in securities, at value (identified cost $1,089,728,085, $929,373,988, $138,657,167, $293,208,267 and $422,940,917, respectively)	$1,147,189,136
Cash, at value (a)	625,000
Receivables:
Investment securities sold	7,397,499
Dividends and interest, at value	1,801,173
Fund shares sold	851,803
Reimbursement from adviser	80,567
Other assets	5,412

Total assets	1,157,950,590

Liabilities:

Due to Bank	3,706,108
Payables:
Investment securities purchased	—
Fund shares repurchased	3,238,438
Amounts owed to affiliates	1,120,195
Variation margin	57,178
Accrued expenses and other liabilities, at value	71,167

Total liabilities	8,193,086

Net Assets:

Paid-in capital	1,088,503,139
Accumulated undistributed (distributions in excess of) net investment income (loss)	(529,004)
Accumulated net realized gain (loss) on investment, futures and foreign currency related transactions	4,397,998
Net unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	57,385,371

NET ASSETS	$1,149,757,504

Net asset value, offering and redemption price per share: (b)
Class A	$26.45
Class B	$25.56
Class C	$25.45
Institutional	$26.81
Service	$26.30

Shares outstanding:
Class A	21,181,080
Class B	8,290,729
Class C	1,987,282
Institutional	11,862,999
Service	344,369

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	43,666,459

(a)
Includes restricted cash of $625,000, $400,000, $375,000 and $250,000, respectively for CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE Large Cap Value Funds relating to initial margin requirements on futures transactions.

(b)
Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A shares of CORE U. S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds is $27.99, $14.15, $11.24, $11.27 and $9.82, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

CORE Large Cap Growth Fund	CORE Small Cap Equity Fund	CORE Large Cap Value Fund	CORE International Equity Fund

$823,423,791	$140,452,840	$305,830,020	$401,788,656
400,000	390,892	337,146	68,798

6,937,292	1,527,765	—	—
595,148	85,756	570,205	836,842
870,111	207,674	620,420	409,414
45,645	62,358	34,484	39,505
4,547	658	10,929	2,163

832,276,534	142,727,943	307,403,204	403,145,378

2,162,268	—	—	—

—	1,844,287	—	—
3,358,343	745,940	734,835	948,180
945,944	145,850	215,517	365,444
99,740	90	18,610	20,058
43,481	64,907	44,386	94,542

6,609,776	2,801,074	1,013,348	1,428,224

955,858,736	134,472,957	298,991,984	425,599,973
(4,426,416)	41,381	523,043	(2,339,499)
(19,736,285)	3,616,948	(5,735,708)	(218,292)
(106,029,277)	1,795,583	12,610,537	(21,325,028)

$825,666,758	$139,926,869	$306,389,856	$401,717,154

$13.37	$10.62	$10.65	$9.28
$13.01	$10.32	$10.58	$9.21
$13.02	$10.35	$10.59	$9.21
$13.48	$10.76	$10.65	$9.38
$13.31	$10.58	$10.65	$9.31

23,559,792	4,572,659	9,286,823	12,984,223
16,309,694	1,545,625	1,914,125	1,084,559
7,491,081	823,244	1,294,730	623,359
14,782,354	6,209,130	16,297,155	28,294,404
126,096	10,938	1,127	2,494

62,269,017	13,161,596	28,793,960	42,989,039

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS
Statements of Operations
For the Six Months Ended February 28, 2001 (Unaudited)
CORE U.S. Equity Fund

Investment income:

Dividends (a)	$ 7,084,109
Interest	87,833

Total income	7,171,942

Expenses:

Management fees	4,764,709
Distribution and service fees (b)	2,256,398
Transfer agent fees (b)	945,421
Custodian fees	104,066
Registration fees	36,429
Professional fees	18,446
Trustee fees	4,208
Service share fees	25,632
Other	72,426

Total expenses	8,227,735

Less — expense reductions	(527,809)

Net Expenses	7,699,926

NET INVESTMENT INCOME (LOSS)	(527,984)

Realized and unrealized gain (loss) on investment, futures and foreign currency transactions:

Net realized gain (loss) from:
Investment transactions	6,310,036
Futures transactions	(688,666)
Foreign currency related transactions	—
Net change in unrealized gain (loss) on:
Investments	(284,881,412)
Futures	(150,460)
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized loss on investment, futures and foreign currency transactions:	(279,410,502)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(279,938,486)

(a)	For the CORE U.S. Equity, CORE Large Cap Growth, CORE Large Cap Value and CORE International Equity Funds, taxes withheld on dividends were $13,270, $20,951, $7,655 and $236,494, respectively.
(b)	Class specific distribution, service and transfer agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees
	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service
CORE U.S. Equity Fund	$784,098	$1,194,326	$277,974	$595,913	$226,922	$ 52,815	$67,720	$2,051
CORE Large Cap Growth Fund	540,217	1,358,034	629,125	410,565	258,026	119,534	51,933	559
CORE Small Cap Equity Fund	63,653	82,746	40,986	48,376	15,722	7,787	15,850	21
CORE Large Cap Value Fund	124,484	95,345	60,837	94,610	18,115	11,559	35,896	2
CORE International Equity Fund	333,935	54,184	31,141	126,895	10,295	5,917	55,571	5

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

CORE Large Cap Growth Fund	CORE Small Cap Equity Fund	CORE Large Cap Value Fund	CORE International Equity Fund

$ 2,603,392	$ 971,150	$ 2,741,027	$ 1,741,259
26,212	38,577	82,585	154,178

2,629,604	1,009,727	2,823,612	1,895,437

3,822,223	658,843	930,952	1,821,193
2,527,376	187,385	280,666	419,260
840,617	87,756	160,182	198,683
83,758	68,558	59,039	286,997
34,622	40,433	34,822	39,834
17,703	18,404	17,940	18,484
4,208	4,205	4,205	3,985
6,982	—	—	—
59,561	62,079	58,853	39,003

7,397,050	1,127,663	1,546,659	2,827,439

(341,820)	(159,317)	(75,528)	(122,563)

7,055,230	968,346	1,471,131	2,704,876

(4,425,626)	41,381	1,352,481	(809,439)

(7,202,737)	5,782,286	(4,567,636)	672,194
(2,786,292)	(640,496)	(1,082,747)	(345,152)
231	—	—	(64,004)

(495,906,355)	(19,057,751)	3,000,672	(59,452,376)
(303,064)	(9,700)	(29,366)	(167,003)
—	—	—	35,995

(506,198,217)	(13,925,661)	(2,679,077)	(59,320,346)

$(510,623,843)	$(13,884,280)	$ (1,326,596)	$(60,129,785)

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Statements of Changes in Net Assets
For the Six Months Ended February 28, 2001 (Unaudited)

CORE U.S. Equity Fund

From operations:

Net investment income (loss)	$ (527,984)
Net realized gain (loss) on investment, futures and foreign currency related transactions	5,621,370
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	(285,031,872)

Net decrease in net assets resulting from operations	(279,938,486)

Distributions to shareholders:

From net investment income
Class A shares	(1,194,625)
Class B shares	—
Class C shares	—
Institutional shares	(2,055,601)
Service shares	(3,502)
In excess of net investment income
Class A shares	(374)
Class B shares	—
Class C shares	—
Institutional shares	(644)
Service shares	(1)
From net realized gain on investment, futures and foreign currency transactions
Class A shares	(66,906,445)
Class B shares	(26,207,380)
Class C shares	(6,096,536)
Institutional shares	(35,915,254)
Service shares	(1,122,294)

Total distributions to shareholders	(139,502,656)

From share transactions:

Proceeds from sales of shares	106,402,131
Reinvestment of dividends and distributions	129,275,675
Cost of shares repurchased	(111,797,737)

Net increase in net assets resulting from share transactions	123,880,069

TOTAL DECREASE	(295,561,073)

Net assets:

Beginning of period	1,445,318,577

End of period	$1,149,757,504

Accumulated undistributed (distributions in excess of) net investment income (loss)	$ (529,004)

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

CORE Large Cap Growth Fund	CORE Small Cap Equity Fund	CORE Large Cap Value Fund	CORE International Equity Fund

$ (4,425,626)	$ 41,381	$ 1,352,481	$ (809,439)
(9,988,798)	5,141,790	(5,650,383)	263,038

(496,209,419)	(19,067,451)	2,971,306	(59,583,384)

(510,623,843)	(13,884,280)	(1,326,596)	(60,129,785)

(551,243)	—	(512,746)	(303,358)
—	—	(30,001)	—
—	—	(19,268)	—
(1,292,090)	—	(1,261,649)	(1,557,106)
—	—	(55)	(76)

(236)	—	—	(249,473)
—	—	—	—
—	—	—	—
(554)	—	—	(1,280,524)
—	—	—	(63)

(26,130,295)	(5,085,560)	(535,869)	(7,263,151)
(16,542,295)	(1,705,367)	(102,661)	(582,565)
(7,629,327)	(837,471)	(66,828)	(340,164)
(15,227,488)	(7,900,372)	(995,661)	(14,338,865)
(172,313)	(11,424)	(65)	(1,295)

(67,545,841)	(15,540,194)	(3,524,803)	(25,916,640)

137,559,437	18,304,597	51,418,263	75,067,782
61,855,942	14,651,815	2,758,007	25,491,761
(161,215,171)	(31,029,986)	(49,658,794)	(87,225,061)

38,200,208	1,926,426	4,517,476	13,334,482

(539,969,476)	(27,498,048)	(333,923)	(72,711,943)

1,365,636,234	167,424,917	306,723,779	474,429,097

$ 825,666,758	$139,926,869	$306,389,856	$401,717,154

$ (4,426,416)	$ 41,381	$ 523,042	$ (2,339,499)

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS
Statements of Changes in Net Assets
For the Year Ended August 31, 2000
CORE U.S. Equity Fund

From operations:

Net investment income (loss)	$ 3,255,736
Net realized gain on investment, futures and foreign currency related transactions	142,148,017
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	83,251,978

Net increase in net assets resulting from operations	228,655,731

Distributions to shareholders:

From net investment income
Class A shares	(25,013)
Class B shares	(1,197)
Class C shares	—
Institutional shares	(780,127)
Service shares	—
From net realized gain
Class A shares	(62,600,563)
Class B shares	(24,209,721)
Class C shares	(4,880,735)
Institutional shares	(33,286,059)
Service shares	(1,192,519)

Total distributions to shareholders	(126,975,934)

From share transactions:

Proceeds from sales of shares	316,072,192
Reinvestment of dividends and distributions	119,188,185
Cost of shares repurchased	(310,048,888)

Net increase (decrease) in net assets resulting from share transactions	125,211,489

TOTAL INCREASE	226,891,286

Net assets:

Beginning of year	1,218,427,291

End of year	$1,445,318,577

Accumulated undistributed net investment income (loss)	$ 3,253,727

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

CORE Large Cap Growth Fund	CORE Small Cap Equity Fund	CORE Large Cap Value Fund	CORE International Equity Fund

$ 1,843,607	$ (180,277)	$ 3,827,257	$ 2,522,427
55,832,619	21,397,613	1,718,209	28,322,093

261,592,255	13,448,969	8,245,500	(3,255,819)

319,268,481	34,666,305	13,790,966	27,588,701

—	—	(846,877)	(486,145)
—	—	(66,845)	(20,223)
—	—	(37,149)	(9,872)
—	—	(2,359,400)	(2,508,945)
—	—	(103)	(182)

(1,696,633)	—	(1,086,282)	(2,715,591)
(1,073,168)	—	(203,809)	(240,852)
(451,184)	—	(103,226)	(124,888)
(1,514,956)	—	(2,175,304)	(6,459,250)
(13,169)	—	(136)	(559)

(4,749,110)	—	(6,879,131)	(12,566,507)

498,678,850	66,906,806	106,881,945	215,168,577
3,616,384	—	2,716,441	4,464,163
(322,204,172)	(69,490,670)	(112,907,365)	(160,031,898)

180,091,062	(2,583,864)	(3,308,979)	59,600,842

494,610,433	32,082,441	3,602,856	74,623,036

871,025,801	135,342,476	303,120,923	399,806,061

$1,365,636,234	$167,424,917	$306,723,779	$474,429,097

$ 1,843,333	$ —	$ 994,281	$ 1,860,540

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Notes to Financial Statements
February 28, 2001 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the CORE U.S. Equity Fund, CORE Large Cap Growth Fund, CORE Small Cap Equity Fund, CORE Large Cap Value Fund and the CORE International Equity Fund, collectively the “Funds” or individually a “Fund”. Each Fund is a diversified portfolio offering five classes of shares —Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale price on the principal exchange on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker / dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods approved by the Trust’s Board of Trustees.

B.  Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign taxes where applicable. Dividends for which the Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.

Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.

C.  Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for CORE Large Cap Value Fund and annually for all other Funds. Capital gains distributions, if any, are declared and paid annually.

        The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At February 28, 2001, the Funds’ aggregate unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)

CORE U.S. Equity	$1,090,876,707	$179,937,079	$123,624,650	$ 56,312,429

CORE Large Cap Growth	930,342,513	81,761,754	188,680,476	(106,918,722)

CORE Small Cap Equity	139,009,007	23,850,677	22,406,844	1,443,833

CORE Large Cap Value	293,275,530	32,996,178	20,441,688	12,554,490

CORE International Equity	423,422,213	22,436,678	44,070,235	(21,633,557)

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

        Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service plans. Shareholders of Service shares bear all expenses and fees paid to service organizations. Each class of shares of the Funds separately bears its respective class-specific transfer agency fees.

E.  Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

        Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received.

F.  Segregation Transactions — The Funds may enter into certain derivative transactions. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

G.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at each Fund’s custodian.

3. AGREEMENTS

Pursuant to Investment Management Agreements (the “Agreements”), Goldman Sachs Asset Management (“GSAM”), a unit of the Investment Management Division of Goldman Sachs & Co. (“Goldman Sachs”), serves as the investment adviser to CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds. Goldman Sachs Funds Management, L.P. (“GSFM”), an affiliate of Goldman, Sachs & Co., serves as the investment adviser to CORE U.S. Equity Fund. Under the Agreements, the respective adviser, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the respective adviser is entitled to a management fee, computed daily and payable monthly, at an annual rate equal to .75%, .75%, .85%, .60% and .85% of the average daily net assets of CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, respectively. For the six months ended February 28, 2001, the advisers for CORE U.S. Equity and CORE Large Cap Growth have voluntarily agreed to waive a portion of their management fee equal annually to .05% and .05%, respectively, of each Fund’s average daily net assets. The advisers may discontinue or modify these waivers in the future at their discretion.

        Each adviser has voluntarily agreed to limit certain “Other Expenses” for the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds (excluding management fees, distribution and service fees, transfer agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification costs and extraordinary expenses), to the extent such expenses exceed, on an annual basis, .00%, .02%, .04%, .06%, and .12% of the average daily net assets of the Funds, respectively.

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Notes to Financial Statements (continued)
February 28, 2001 (Unaudited)

3. AGREEMENTS (continued)

        The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee from each Fund for distribution and shareholder maintenance services equal, on an annual basis, to .25% (.50% for CORE International Equity Fund), 1.00% and 1.00% of the Funds’ average daily net assets attributable to Class A, Class B and Class C Shares, respectively.

        Goldman Sachs serves as the distributor of shares of the Funds pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A front end sales load and Class B and Class C contingent deferred sales charge and has advised the Funds that it retained approximately $75,000, $92,000, $16,000, $13,000 and $124,000 during the six months ended February 28, 2001 for the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, respectively.

        Goldman Sachs also serves as the transfer agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: .19% of the average daily net assets for Class A, Class B and Class C Shares and .04% of the average daily net assets for Institutional and Service Shares.

        The Trust, on behalf of each Fund, has adopted a Service Plan. This plan allows for Service shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations in an amount up to .50% (on a annualized basis) of the average daily net asset value of the Service Shares.

        For the six months ended February 28, 2001, the Funds’ advisers have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. These expense reductions were as follows (in thousands):

Fund	Management Fee Waiver	Reimbursement	Custody Credit	Total Expense Reductions

CORE U.S. Equity	$318	$207	$3	$528

CORE Large Cap Growth	273	68	1	342

CORE Small Cap Equity	—	156	3	159

CORE Large Cap Value	—	74	2	76

CORE International Equity	—	120	3	123

At February 28, 2001, the amounts owed to affiliates were as follows (in thousands):

Fund	Management Fees	Distribution and Service Fees	Transfer Agent Fees	Total

CORE U.S. Equity	$655	$327	$138	$1,120

CORE Large Cap Growth	500	336	110	946

CORE Small Cap Equity	102	30	14	146

CORE Large Cap Value	145	46	25	216

CORE International Equity	274	62	29	365

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of securities (excluding short-term investments, futures and options) for the six months ended February 28, 2001, were as follows:

Fund	Purchases	Sales and Maturities

CORE U.S. Equity	$376,712,259	$391,552,580

CORE Large Cap Growth	329,959,883	348,962,581

CORE Small Cap Equity	53,598,363	67,180,132

CORE Large Cap Value	121,200,582	118,847,983

CORE International Equity	156,411,838	169,878,574

        For the six months ended February 28, 2001, Goldman Sachs earned approximately $3,000, $4,000, $1,000, $3,500 and $619,000 of brokerage commissions from portfolio transactions, including futures transactions executed on behalf of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, respectively.

Forward Foreign Currency Exchange Contracts — The CORE International Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The CORE International Equity Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund realizes gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of February 28, 2001, there were no open forward currency contracts outstanding.

Option Accounting Principles — When the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

        Upon the purchase of a call option or a protective put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid. As of February 28, 2001, there were no options outstanding.

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Notes to Financial Statements (continued)
February 28, 2001 (Unaudited)

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or (for CORE International Equity Fund only) to seek to increase total return. Upon entering into a futures contract, the Funds are required to deposit with a broker or the Fund’s custodian bank an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, depending on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

        The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ hedging strategies and potentially result in a loss. At February 28, 2001, open futures contracts were as follows:

Fund	Type	Number of Contracts Long(Short)	Settlement Month	Market Value	Unrealized Gain (Loss)

CORE US Equity Fund	S&P 500 Index	10	March 2001	$3,105,000	$ (75,680)

CORE Large Cap Growth Fund	S&P 500 Index	16	March 2001	$4,968,000	$ (79,080)

CORE Small Cap Equity Fund	Russell 2000 Index	3	March 2001	$ 712,800	$ (90)

CORE Large Cap Value Fund	S&P 500 Index	4	March 2001	$ 621,000	$ (11,216)

CORE International Equity Fund	Hang Seng Index	(1)	March 2001	$ 94,623	$ 2,942
	SPI 200 Index	7	March 2001	305,890	551
	CAC 40-10EU Index	3	March 2001	148,285	(2,858)
	HKFE Index	2	March 2001	189,246	(4,231)
	EURX DAX Index	1	March 2001	143,003	(7,490)
	MIB 30 Index	1	March 2001	185,719	(8,473)
	TOPIX Index	14	March 2001	1,479,369	(27,451)
	FTSE 100 Index	11	March 2001	936,993	(41,926)
	DJ EUR ER STX 50 Index	29	March 2001	1,150,204	(68,334)

				$4,633,332	$(157,270)

5. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. This facility also requires a fee to be paid by the Funds based on the amount of the commitment. During the period ended February 28, 2001, the Funds did not have any borrowings under this facility.

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

6. JOINT REPURCHASE AGREEMENT ACCOUNT

The Funds, together with other registered investment companies having management agreements with GSAM and GSFM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

        At February 28, 2001, the CORE Small Cap Equity and CORE Large Cap Value Funds had undivided interests in the repurchase agreements in the joint account which equaled $500,000 and $500,000, respectively, in principal amount. At February 28, 2001, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations:

Repurchase Agreements	Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

ABN/Amro, Inc.	$ 500,000,000	5.48%	03/01/2001	$ 500,000,000	$ 500,076,111

Barclays Capital Inc.	500,000,000	5.50	03/01/2001	500,000,000	500,076,389

Chase Securities, Inc.	850,000,000	5.48	03/01/2001	850,000,000	850,129,389

C.S. First Boston Corp.	1,000,000,000	5.48	03/01/2001	1,000,000,000	1,000,152,222

Deutsche Bank Securities, Inc.	975,000,000	5.47	03/01/2001	975,000,000	975,148,146

Greenwich Capital	300,000,000	5.48	03/01/2001	300,000,000	300,045,667

J.P. Morgan & Co., Inc.	500,000,000	5.47	03/01/2001	500,000,000	500,075,972

Societe Generale	250,000,000	5.48	03/01/2001	250,000,000	250,038,056

UBS Warburg LLC	1,465,500,000	5.48	03/01/2001	1,465,500,000	1,465,723,082

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II				$6,340,500,000	$6,341,465,034

7. OTHER MATTERS

As of February 28, 2001, Goldman, Sachs & Co. Profit Sharing Master Trust was the beneficial owner of approximately 11% and 5% of the outstanding shares of the CORE U.S. Equity and CORE Small Cap Equity Funds, respectively. In addition, the following Goldman Sachs Asset Allocation Portfolios were beneficial owners of the Funds (as a percentage of outstanding shares):

Fund	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Aggressive Growth Strategy Portfolio

CORE Large Cap Growth	8%	5%	18%

CORE Small Cap Equity	—	—	8

CORE Large Cap Value	13	23	28

CORE International Equity	27	30	35

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Notes to Financial Statements (continued)
February 28, 2001 (Unaudited)

8. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended February 28, 2001, is as follows:

	CORE U.S. Equity Fund
	Shares	Dollars

Class A Shares
Shares sold	1,523,387	$ 47,396,066
Reinvestment of dividends and distributions	2,235,052	65,375,287
Shares repurchased	(2,044,721)	(62,343,903)

	1,713,718	50,427,450

Class B Shares
Shares sold	475,681	14,264,548
Reinvestment of dividends and distributions	839,284	23,760,147
Shares repurchased	(742,945)	(22,192,664)

	572,020	15,832,031

Class C Shares
Shares sold	253,003	7,481,109
Reinvestment of dividends and distributions	190,737	5,376,867
Shares repurchased	(221,520)	(6,594,074)

	222,220	6,263,902

Institutional Shares
Shares sold	1,180,144	36,170,654
Reinvestment of dividends and distributions	1,135,945	33,646,680
Shares repurchased	(619,370)	(19,018,337)

	1,696,719	50,798,997

Service Shares
Shares sold	35,337	1,089,754
Reinvestment of dividends and distributions	38,387	1,116,694
Shares repurchased	(54,404)	(1,648,759)

	19,320	557,689

NET INCREASE	4,223,997	$123,880,069

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

CORE Large Cap Growth Fund		CORE Small Cap Equity Fund		CORE Large Cap Value Fund		CORE International Equity Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

3,304,390	$59,387,764	844,202	$ 9,786,274	1,744,750	$18,737,372	4,929,284	$49,372,234
1,488,595	25,453,874	432,025	4,583,789	95,507	1,033,759	764,936	7,511,678
(5,315,359)	(86,937,842)	(962,136)	(10,836,950)	(1,891,259)	(20,279,415)	(5,731,874)	(57,679,243)

(522,374)	(2,096,204)	314,091	3,533,113	(51,002)	(508,284)	(37,654)	(795,331)

1,605,744	27,495,685	148,377	1,637,245	397,057	4,240,170	68,915	702,445
855,158	14,255,482	143,980	1,487,328	10,975	117,975	55,008	536,325
(1,422,610)	(23,263,713)	(165,922)	(1,825,229)	(267,887)	(2,863,546)	(111,585)	(1,118,995)

1,038,292	18,487,454	126,435	1,299,344	140,145	1,494,599	12,338	119,775

1,105,791	18,949,367	158,094	1,752,055	330,298	3,522,433	141,660	1,418,251
358,995	5,984,456	67,366	697,915	7,184	77,382	27,530	268,693
(969,474)	(15,672,117)	(57,211)	(636,995)	(81,230)	(866,144)	(159,248)	(1,606,797)

495,312	9,261,706	168,249	1,812,975	256,252	2,733,671	9,942	80,147

1,692,539	31,636,426	441,550	5,067,437	2,301,860	24,918,288	2,358,125	23,574,852
928,561	15,989,817	732,901	7,871,359	141,745	1,528,771	1,731,213	17,173,631
(1,956,054)	(34,391,663)	(1,578,025)	(17,730,374)	(2,372,060)	(25,649,689)	(2,634,921)	(26,820,026)

665,046	13,234,580	(403,574)	(4,791,578)	71,545	797,370	1,454,417	13,928,457

5,196	90,195	5,014	61,586	—	—	—	—
10,118	172,313	1,080	11,424	11	120	146	1,434
(61,218)	(949,836)	(38)	(438)	—	—	—	—

(45,904)	(687,328)	6,056	72,572	11	120	146	1,434

1,630,372	$38,200,208	211,257	$ 1,926,426	416,951	$ 4,517,476	1,439,189	$13,334,482

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Notes to Financial Statements (continued)
February 28, 2001 (Unaudited)

8. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended August 31, 2000, is as follows:

	CORE U.S. Equity Fund

	Shares	Dollars

Class A Shares
Shares sold	4,299,636	$147,748,472
Reinvestment of dividends and distributions	1,814,645	60,210,166
Shares repurchased	(4,601,391)	(158,796,518)

	1,512,890	49,162,120

Class B Shares
Shares sold	2,022,727	67,970,799
Reinvestment of dividends and distributions	679,601	22,025,886
Shares repurchased	(1,361,908)	(45,688,038)

	1,340,420	44,308,647

Class C Shares
Shares sold	761,123	25,417,131
Reinvestment of dividends and distributions	129,351	4,176,748
Shares repurchased	(421,409)	(14,196,500)

	469,065	15,397,379

Institutional Shares
Shares sold	2,043,937	71,350,795
Reinvestment of dividends and distributions	941,797	31,616,126
Shares repurchased	(2,511,099)	(86,461,857)

	474,635	16,505,064

Service Shares
Shares sold	104,405	3,584,995
Reinvestment of dividends and distributions	35,129	1,159,259
Shares repurchased	(143,474)	(4,905,975)

	(3,940)	(161,721)

NET INCREASE (DECREASE)	3,793,070	$125,211,489

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

CORE Large Cap Growth Fund		CORE Small Cap Equity Fund		CORE Large Cap Value Fund		CORE International Equity Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

13,185,194	$264,595,168	2,396,202	$28,017,254	5,748,276	$59,575,667	10,563,804	$122,888,676
82,214	1,599,043	—	—	181,124	1,877,202	264,086	3,079,248
(6,856,684)	(139,418,654)	(3,283,915)	(38,105,187)	(5,225,016)	(53,546,888)	(8,336,349)	(97,065,965)

6,410,724	126,775,557	(887,713)	(10,087,933)	704,384	7,905,981	2,491,541	28,901,959

6,245,212	121,555,868	467,046	5,394,626	1,137,293	11,705,218	368,199	4,263,313
48,352	924,021	—	—	20,707	214,186	20,441	237,117
(1,864,186)	(36,911,091)	(406,335)	(4,598,965)	(761,301)	(7,827,473)	(164,712)	(1,911,815)

4,429,378	85,568,798	60,711	795,661	396,699	4,091,931	223,928	2,588,615

3,571,933	70,145,056	283,210	3,295,043	756,650	7,858,271	997,152	11,442,000
17,989	343,770	—	—	11,936	123,567	9,233	107,195
(1,101,162)	(21,663,375)	(249,135)	(2,821,220)	(494,316)	(5,120,910)	(847,176)	(9,754,850)

2,488,760	48,855,451	34,075	473,823	274,270	2,860,928	159,209	1,794,345

2,019,488	41,436,896	2,529,882	30,183,742	2,688,867	27,742,789	6,441,624	76,556,582
37,627	736,381	—	—	48,421	501,247	88,349	1,039,862
(6,106,529)	(123,783,480)	(1,999,404)	(23,933,329)	(4,477,133)	(46,410,458)	(4,341,229)	(51,299,130)

(4,049,414)	(81,610,203)	530,478	6,250,413	(1,739,845)	(18,166,422)	2,188,744	26,297,314

45,373	945,862	1,408	16,141	—	—	1,581	18,006
680	13,169	—	—	23	239	63	741
(22,151)	(457,572)	(2,769)	(31,969)	(160)	(1,636)	(11)	(138)

23,902	501,459	(1,361)	(15,828)	(137)	(1,397)	1,633	18,609

9,303,350	$180,091,062	(263,810)	$ (2,583,864)	(364,629)	$ (3,308,979)	5,065,055	$ 59,600,842

GOLDMAN SACHS CORE U.S. EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
		Income from investment				Distributions to shareholders

	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions

FOR THE SIX-MONTHS ENDED FEBRUARY 28, (unaudited)

2001 – Class A Shares	$36.77	$ —	(c)	$(6.80)	$(6.80)	$(0.06)	$ —	$(3.46)	$(3.52)
2001 – Class B Shares	35.71	(0.11	) (c)	(6.58)	(6.69)	—	—	(3.46)	(3.46)
2001 – Class C Shares	35.59	(0.11	) (c)	(6.57)	(6.68)	—	—	(3.46)	(3.46)
2001 – Institutional Shares	37.30	0.06	(c)	(6.89)	(6.83)	(0.20)	—	(3.46)	(3.66)
2001 – Service Shares	36.54	(0.02	) (c)	(6.75)	(6.77)	(0.01)	—	(3.46)	(3.47)

FOR THE YEAR ENDED AUGUST 31,

2000 – Class A Shares	34.21	0.10	(c)	6.00	6.10	—	—	(3.54)	(3.54)
2000 – Class B Shares	33.56	(0.14	) (c)	5.83	5.69	—	—	(3.54)	(3.54)
2000 – Class C Shares	33.46	(0.13	) (c)	5.80	5.67	—	—	(3.54)	(3.54)
2000 – Institutional Shares	34.61	0.24	(c)	6.07	6.31	(0.08)	—	(3.54)	(3.62)
2000 – Service Shares	34.05	0.07	(c)	5.96	6.03	—	—	(3.54)	(3.54)

FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 – Class A Shares	32.98	0.03		1.20	1.23	—	—	—	—
1999 – Class B Shares	32.50	(0.11)		1.17	1.06	—	—	—	—
1999 – Class C Shares	32.40	(0.10)		1.16	1.06	—	—	—	—
1999 – Institutional Shares	33.29	0.11		1.21	1.32	—	—	—	—
1999 – Service Shares	32.85	0.01		1.19	1.20	—	—	—	—

FOR THE YEARS ENDED JANUARY 31,

1999 – Class A Shares	26.59	0.04		7.02	7.06	(0.03)	(0.01)	(0.63)	(0.67)
1999 – Class B Shares	26.32	(0.10)		6.91	6.81	—	—	(0.63)	(0.63)
1999 – Class C Shares	26.24	(0.10)		6.89	6.79	—	—	(0.63)	(0.63)
1999 – Institutional Shares	26.79	0.20		7.11	7.31	(0.15)	(0.03)	(0.63)	(0.81)
1999 – Service Shares	26.53	0.06		7.01	7.07	(0.10)	(0.02)	(0.63)	(0.75)

1998 – Class A Shares	23.32	0.11		5.63	5.74	(0.12)	—	(2.35)	(2.47)
1998 – Class B Shares	23.18	0.11		5.44	5.55	—	(0.06)	(2.35)	(2.41)
1998 – Class C Shares (commenced August 15, 1997)	27.48	0.03		1.22	1.25	—	(0.14)	(2.35)	(2.49)
1998 – Institutional Shares	23.44	0.30		5.65	5.95	(0.24)	(0.01)	(2.35)	(2.60)
1998 – Service Shares	23.27	0.19		5.57	5.76	(0.07)	(0.08)	(2.35)	(2.50)

1997 – Class A Shares	19.66	0.16		4.46	4.62	(0.16)	—	(0.80)	(0.96)
1997 – Class B Shares (commenced May 1, 1996)	20.44	0.04		3.70	3.74	(0.04)	(0.16)	(0.80)	(1.00)
1997 – Institutional Shares	19.71	0.30		4.51	4.81	(0.28)	—	(0.80)	(1.08)
1997 – Service Shares (commenced June 7, 1996)	21.02	0.13		3.15	3.28	(0.13)	(0.10)	(0.80)	(1.03)

1996 – Class A Shares	14.61	0.19		5.43	5.62	(0.16)	—	(0.41)	(0.57)
1996 – Institutional Shares (commenced June 15, 1995)	16.97	0.16		3.23	3.39	(0.24)	—	(0.41)	(0.65)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE U.S. EQUITY FUND

							Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$26.45	(19.41)%	$560,218	1.14	% (b)	(0.02	)% (b)	1.22	% (b)	(0.10	)% (b)	29%
25.56	(19.68)	211,879	1.89	(b)	(0.77	) (b)	1.97	(b)	(0.85	) (b)	29
25.45	(19.71)	50,571	1.89	(b)	(0.77	) (b)	1.97	(b)	(0.85	) (b)	29
26.81	(19.25)	318,033	0.74	(b)	0.39	(b)	0.82	(b)	0.31	(b)	29
&26.30	(19.44)	9,057	1.24	(b)	(0.12	) (b)	1.32	(b)	(0.20	) (b)	29

36.77	18.96	715,775	1.14		0.31		1.23		0.22		59
35.71	18.03	275,673	1.89		(0.44)		1.98		(0.53)		59
35.59	18.03	62,820	1.89		(0.43)		1.98		(0.52)		59
37.30	19.41	379,172	0.74		0.71		0.83		0.62		59
36.54	18.83	11,879	1.24		0.19		1.33		0.10		59

34.21	3.73	614,310	1.14	(b)	0.15	(b)	1.24	(b)	0.05	(b)	42
33.56	3.26	214,087	1.89	(b)	(0.60	) (b)	1.99	(b)	(0.70	) (b)	42
33.46	3.27	43,361	1.89	(b)	(0.61	) (b)	1.99	(b)	(0.71	) (b)	42
34.61	3.97	335,465	0.74	(b)	0.54	(b)	0.84	(b)	0.44	(b)	42
34.05	3.65	11,204	1.24	(b)	0.06	(b)	1.34	(b)	(0.04	) (b)	42

32.98	26.89	605,566	1.23		0.15		1.36		0.02		64
32.50	26.19	152,347	1.85		(0.50)		1.98		(0.63)		64
32.40	26.19	26,912	1.87		(0.53)		2.00		(0.66)		64
33.29	27.65	307,200	0.69		0.69		0.82		0.56		64
32.85	27.00	11,600	1.19		0.19		1.32		0.06		64

26.59	24.96	398,393	1.28		0.51		1.47		0.32		66
26.32	24.28	59,208	1.79		(0.05)		1.96		(0.22)		66
26.24	4.85	6,267	1.78	(b)	(0.21	) (b)	1.95	(b)	(0.38	) (b)	66
26.79	25.76	202,893	0.65		1.16		0.82		0.99		66
26.53	25.11	7,841	1.15		0.62		1.32		0.45		66

23.32	23.75	225,968	1.29		0.91		1.53		0.67		37
23.18	18.59	17,258	1.83	(b)	0.06	(b)	2.00	(b)	(0.11	) (b)	37
23.44	24.63	148,942	0.65		1.52		0.85		1.32		37
23.27	15.92	3,666	1.15	(b)	0.69	(b)	1.35	(b)	0.49	(b)	37

19.66	38.63	129,045	1.25		1.01		1.55		0.71		39
19.71	20.14	64,829	0.65	(b)	1.49	(b)	0.96	(b)	1.18	(b)	39

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
		Income from investment				Distributions to shareholders

	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions

FOR THE SIX-MONTHS ENDED FEBRUARY 28, (unaudited)

2001 – Class A Shares	$22.66	$(0.06	) (c)	$(8.14)	$(8.20)	$(0.02)	$ —	$(1.07)	$(1.09)
2001 – Class B Shares	22.14	(0.12	) (c)	(7.94)	(8.06)	—	—	(1.07)	(1.07)
2001 – Class C Shares	22.15	(0.12	) (c)	(7.94)	(8.06)	—	—	(1.07)	(1.07)
2001 – Institutional Shares	22.87	(0.02	) (c)	(8.21)	(8.23)	(0.09)	—	(1.07)	(1.16)
2001 – Service Shares	22.55	(0.06	) (c)	(8.11)	(8.17)	—	—	(1.07)	(1.07)

FOR THE YEAR ENDED AUGUST 31,

2000 – Class A Shares	17.02	0.06	(c)	5.67	5.73	—	—	(0.09)	(0.09)
2000 – Class B Shares	16.75	(0.09	) (c)	5.57	5.48	—	—	(0.09)	(0.09)
2000 – Class C Shares	16.75	(0.08	) (c)	5.57	5.49	—	—	(0.09)	(0.09)
2000 – Institutional Shares	17.10	0.13	(c)	5.73	5.86	—	—	(0.09)	(0.09)
2000 – Service Shares	16.95	0.03	(c)	5.66	5.69	—	—	(0.09)	(0.09)

FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 – Class A Shares	16.17	(0.01)		0.86	0.85	—	—	—	—
1999 – Class B Shares	15.98	(0.07)		0.84	0.77	—	—	—	—
1999 – Class C Shares	15.99	(0.07)		0.83	0.76	—	—	—	—
1999 – Institutional Shares	16.21	0.03		0.86	0.89	—	—	—	—
1999 – Service Shares	16.11	(0.02)		0.86	0.84	—	—	—	—

FOR THE YEAR ENDED JANUARY 31,

1999 – Class A Shares	11.97	0.01		4.19	4.20	—	—	—	—
1999 – Class B Shares	11.92	(0.06)		4.12	4.06	—	—	—	—
1999 – Class C Shares	11.93	(0.05)		4.11	4.06	—	—	—	—
1999 – Institutional Shares	11.97	0.02		4.23	4.25	—	(0.01)	—	(0.01)
1999 – Service Shares	11.95	(0.01)		4.17	4.16	—	—	—	—

FOR THE PERIOD ENDED JANUARY 31,

1998 – Class A Shares (commenced May 1, 1997)	10.00	0.01		2.35	2.36	(0.01)	—	(0.38)	(0.39)
1998 – Class B Shares (commenced May 1, 1997)	10.00	(0.03)		2.33	2.30	—	—	(0.38)	(0.38)
1998 – Class C Shares (commenced August 15, 1997)	11.80	(0.02)		0.54	0.52	—	(0.01)	(0.38)	(0.39)
1998 – Institutional Shares (commenced May 1, 1997)	10.00	0.01		2.35	2.36	(0.01)	—	(0.38)	(0.39)
1998 – Service Shares (commenced May 1, 1997)	10.00	(0.02)		2.35	2.33	—	—	(0.38)	(0.38)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

							Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$13.37	(37.24)%	$315,025	1.16	% (b)	(0.63	)% (b)	1.22	% (b)	(0.69	)% (b)	30%
13.01	(37.48)	212,234	1.91	(b)	(1.38	) (b)	1.97	(b)	(1.44	) (b)	30
13.02	(37.46)	97,518	1.91	(b)	(1.38	) (b)	1.97	(b)	(1.44	) (b)	30
13.48	(37.10)	199,211	0.76	(b)	(0.23	) (b)	0.82	(b)	(0.29	) (b)	30
13.31	(37.28)	1,679	1.26	(b)	(0.73	) (b)	1.32	(b)	(0.79	) (b)	30

22.66	33.73	545,763	1.09		0.31		1.24		0.16		73
22.14	32.78	338,128	1.84		(0.44)		1.99		(0.59)		73
22.15	32.84	154,966	1.84		(0.43)		1.99		(0.58)		73
22.87	34.34	322,900	0.69		0.65		0.84		0.50		73
22.55	33.64	3,879	1.19		0.15		1.34		—		73

17.02	5.26	300,684	1.04	(b)	(0.11	) (b)	1.26	(b)	(0.33	) (b)	33
16.75	4.82	181,626	1.79	(b)	(0.87	) (b)	2.01	(b)	(1.09	) (b)	33
16.75	4.75	75,502	1.79	(b)	(0.87	) (b)	2.01	(b)	(1.09	) (b)	33
17.10	5.49	310,704	0.64	(b)	0.31	(b)	0.86	(b)	0.09	(b)	33
16.95	5.21	2,510	1.14	(b)	(0.21	) (b)	1.36	(b)	(0.43	) (b)	33

16.17	35.10	175,510	0.97		0.05		1.46		(0.44)		63
15.98	34.07	93,711	1.74		(0.73)		2.11		(1.10)		63
15.99	34.04	37,081	1.74		(0.74)		2.11		(1.11)		63
16.21	35.54	295,734	0.65		0.35		1.02		(0.02)		63
16.11	34.85	1,663	1.15		(0.16)		1.52		(0.53)		63

11.97	23.79	53,786	0.91	(b)	0.12	(b)	2.40	(b)	(1.37	) (b)	75
11.92	23.26	13,857	1.67	(b)	(0.72	) (b)	2.91	(b)	(1.96	) (b)	75
11.93	4.56	4,132	1.68	(b)	(0.76	) (b)	2.92	(b)	(2.00	) (b)	75
11.97	23.89	4,656	0.72	(b)	0.42	(b)	1.96	(b)	(0.82	) (b)	75
11.95	23.56	115	1.17	(b)	(0.21	) (b)	2.41	(b)	(1.45	) (b)	75

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
		Income from investment				Distributions to shareholders

	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (unaudited)

2001 – Class A Shares	$12.90	$ —	(c)	$(1.08)	$(1.08)	$ —	$(1.20)	$(1.20)
2001 – Class B Shares	12.63	(0.04	) (c)	(1.07)	(1.11)	—	(1.20)	(1.20)
2001 – Class C Shares	12.66	(0.04	) (c)	(1.07)	(1.11)	—	(1.20)	(1.20)
2001 – Institutional Shares	13.03	0.02	(c)	(1.09)	(1.07)	—	(1.20)	(1.20)
2001 – Service Shares	12.87	(0.01	) (c)	(1.08)	(1.09)	—	(1.20)	(1.20)

FOR THE YEAR ENDED AUGUST 31,

2000 – Class A Shares	10.23	(0.03	) (c)	2.70	2.67	—	—	—
2000 – Class B Shares	10.09	(0.11	) (c)	2.65	2.54	—	—	—
2000 – Class C Shares	10.10	(0.10	) (c)	2.66	2.56	—	—	—
2000 – Institutional Shares	10.30	0.02	(c)	2.71	2.73	—	—	—
2000 – Service Shares	10.22	(0.04	) (c)	2.69	2.65	—	—	—

FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 – Class A Shares	10.16	(0.01)		0.08	0.07	—	—	—
1999 – Class B Shares	10.07	(0.05)		0.07	0.02	—	—	—
1999 – Class C Shares	10.08	(0.05)		0.07	0.02	—	—	—
1999 – Institutional Shares	10.20	0.02		0.08	0.10	—	—	—
1999 – Service Shares	10.16	(0.01)		0.07	0.06	—	—	—

FOR THE YEAR ENDED JANUARY 31,

1999 – Class A Shares	10.59	0.01		(0.43)	(0.42)	(0.01)	—	(0.01)
1999 – Class B Shares	10.56	(0.05)		(0.44)	(0.49)	—	—	—
1999 – Class C Shares	10.57	(0.04)		(0.45)	(0.49)	—	—	—
1999 – Institutional Shares	10.61	0.04		(0.43)	(0.39)	(0.02)	—	(0.02)
1999 – Service Shares	10.60	0.01		(0.44)	(0.43)	(0.01)	—	(0.01)

FOR THE PERIOD ENDED JANUARY 31,

1998 – Class A Shares (commenced August 15, 1997)	10.00	(0.01)		0.65	0.64	—	(0.05)	(0.05)
1998 – Class B Shares (commenced August 15, 1997)	10.00	(0.03)		0.64	0.61	—	(0.05)	(0.05)
1998 – Class C Shares (commenced August 15, 1997)	10.00	(0.02)		0.64	0.62	—	(0.05)	(0.05)
1998 – Institutional Shares (commenced August 15, 1997)	10.00	0.01		0.65	0.66	—	(0.05)	(0.05)
1998 – Service Shares (commenced August 15, 1997)	10.00	0.01		0.64	0.65	—	(0.05)	(0.05)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

							Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets		Ratio of net investment income (loss) to average et assets		Portfolio turnover rate

$10.62	(8.38)%	$48,540	1.33	% (b)	(0.03	)% (b)	1.53	% (b)	(0.23	)% (b)	35%
10.32	(8.82)	15,955	2.08	(b)	(0.78	) (b)	2.28	(b)	(0.98	) (b)	35
10.35	(8.80)	8,519	2.08	(b)	(0.78	) (b)	2.28	(b)	(0.98	) (b)	35
10.76	(8.28)	66,797	0.93	(b)	0.37	(b)	1.13	(b)	0.17	(b)	35
10.58	(8.49)	116	1.43	(b)	(0.13	) (b)	1.63	(b)	(0.33	) (b)	35

12.90	26.10	54,954	1.33		(0.21)		1.55		(0.43)		135
12.63	25.17	17,923	2.08		(0.96)		2.30		(1.18)		135
12.66	25.35	8,289	2.08		(0.96)		2.30		(1.18)		135
13.03	26.60	86,196	0.93		0.19		1.15		(0.03)		135
12.87	25.93	63	1.43		(0.30)		1.65		(0.52)		135

10.23	0.69	52,660	1.33	(b)	(0.12	) (b)	1.67	(b)	(0.46	) (b)	52
10.09	0.20	13,711	2.08	(b)	(0.86	) (b)	2.42	(b)	(1.20	) (b)	52
10.10	0.20	6,274	2.08	(b)	(0.86	) (b)	2.42	(b)	(1.20	) (b)	52
10.30	0.98	62,633	0.93	(b)	0.28	(b)	1.27	(b)	(0.06	) (b)	52
10.22	0.59	64	1.43	(b)	(0.22	) (b)	1.77	(b)	(0.56	) (b)	52

10.16	(3.97)	64,087	1.31		0.08		2.00		(0.61)		75
10.07	(4.64)	15,406	2.00		(0.55)		2.62		(1.17)		75
10.08	(4.64)	6,559	2.01		(0.56)		2.63		(1.18)		75
10.20	(3.64)	62,763	0.94		0.60		1.56		(0.02)		75
10.16	(4.07)	54	1.44		0.01		2.06		(0.61)		75

10.59	6.37	11,118	1.25	(b)	(0.36	) (b)	3.92	(b)	(3.03	) (b)	38
10.56	6.07	9,957	1.95	(b)	(1.04	) (b)	4.37	(b)	(3.46	) (b)	38
10.57	6.17	2,557	1.95	(b)	(1.07	) (b)	4.37	(b)	(3.49	) (b)	38
10.61	6.57	9,026	0.95	(b)	0.15	(b)	3.37	(b)	(2.27	) (b)	38
10.60	6.47	2	1.45	(b)	0.40	(b)	3.87	(b)	(2.02	) (b)	38

GOLDMAN SACHS CORE LARGE CAP VALUE FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
		Income from investment				Distributions to shareholders

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions

FOR THE SIX-MONTHS ENDED FEBRUARY 28, (unaudited)

2001 – Class A Shares	$10.81	$0.04	(c)	$(0.08)	$(0.04)	$(0.06)	$(0.06)	$(0.12)
2001 – Class B Shares	10.75	—	(c)	(0.09)	(0.09)	(0.02)	(0.06)	(0.08)
2001 – Class C Shares	10.76	—	(c)	(0.09)	(0.09)	(0.02)	(0.06)	(0.08)
2001 – Institutional Shares	10.82	0.06	(c)	(0.09)	(0.03)	(0.08)	(0.06)	(0.14)
2001 – Service Shares	10.81	0.03	(c)	(0.08)	(0.05)	(0.05)	(0.06)	(0.11)

FOR THE YEAR ENDED AUGUST 31,

2000 – Class A Shares	10.55	0.12	(c)	0.36	0.48	(0.10)	(0.12)	(0.22)
2000 – Class B Shares	10.50	0.05	(c)	0.36	0.41	(0.04)	(0.12)	(0.16)
2000 – Class C Shares	10.51	0.04	(c)	0.37	0.41	(0.04)	(0.12)	(0.16)
2000 – Institutional Shares	10.55	0.16	(c)	0.37	0.53	(0.14)	(0.12)	(0.26)
2000 – Service Shares	10.55	0.11	(c)	0.36	0.47	(0.09)	(0.12)	(0.21)

FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 – Class A Shares	10.15	0.04		0.40	0.44	(0.04)	—	(0.04)
1999 – Class B Shares	10.15	0.01		0.36	0.37	(0.02)	—	(0.02)
1999 – Class C Shares	10.15	0.01		0.37	0.38	(0.02)	—	(0.02)
1999 – Institutional Shares	10.16	0.06		0.38	0.44	(0.05)	—	(0.05)
1999 – Service Shares	10.16	0.02		0.40	0.42	(0.03)	—	(0.03)

FOR THE PERIOD ENDED JANUARY 31,

1999 – Class A Shares (commenced December 31, 1998)	10.00	0.01		0.14	0.15	—	—	—
1999 – Class B Shares (commenced December 31, 1998)	10.00	—		0.15	0.15	—	—	—
1999 – Class C Shares (commenced December 31, 1998)	10.00	—		0.15	0.15	—	—	—
1999 – Institutional Shares (commenced December 31, 1998)	10.00	0.01		0.15	0.16	—	—	—
1999 – Service Shares (commenced December 31, 1998)	10.00	0.02		0.14	0.16	—	—	—

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP VALUE FUND

						Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$10.65	(0.45)%	$98,866	1.10% (b)	0.72	% (b)	1.15	% (b)	0.67	% (b)	38%
10.58	(0.90)	20,252	1.85 (b)	(0.03	) (b)	1.90	(b)	(0.08	) (b)	38
10.59	(0.88)	13,716	1.85 (b)	(0.03	) (b)	1.90	(b)	(0.08	) (b)	38
10.65	(0.35)	173,544	0.70 (b)	1.11	(b)	0.75	(b)	1.06	(b)	38
10.65	(0.50)	12	1.25 (b)	0.62	(b)	1.30	(b)	0.57	(b)	38

10.81	4.68	100,972	1.06	1.14		1.17		1.03		83
10.75	3.96	19,069	1.81	0.44		1.92		0.33		83
10.76	3.97	11,178	1.81	0.45		1.92		0.34		83
10.82	5.20	175,493	0.66	1.54		0.77		1.43		83
10.81	4.60	12	1.16	1.07		1.27		0.96		83

10.55	4.31	91,072	1.04 (b)	0.87	(b)	1.21	(b)	0.70	(b)	36
10.50	3.68	14,464	1.79 (b)	0.05	(b)	1.96	(b)	(0.12	) (b)	36
10.51	3.73	8,032	1.79 (b)	0.09	(b)	1.96	(b)	(0.08	) (b)	36
10.55	4.35	189,540	0.64 (b)	1.29	(b)	0.81	(b)	1.12	(b)	36
10.55	4.11	13	1.14 (b)	0.72	(b)	1.31	(b)	0.55	(b)	36

10.15	1.50	6,665	1.08 (b)	1.45	(b)	8.03	(b)	(5.50	) (b)	0
10.15	1.50	340	1.82 (b)	0.84	(b)	8.77	(b)	(6.11	) (b)	0
10.15	1.50	268	1.83 (b)	0.70	(b)	8.78	(b)	(6.25	) (b)	0
10.16	1.60	53,396	0.66 (b)	1.97	(b)	7.61	(b)	(4.98	) (b)	0
10.16	1.60	2	1.16 (b)	2.17	(b)	8.11	(b)	(4.78	) (b)	0

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
		Income from investment				Distributions to shareholders

	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions

FOR THE SIX-MONTHS ENDED FEBRUARY 28, (unaudited)

2001 – Class A Shares	$11.32	$(0.04	) (c)	$(1.41)	$(1.45)	$(0.02)	$(0.02)	$(0.55)	$(0.59)
2001 – Class B Shares	11.22	(0.06	) (c)	(1.40)	(1.46)	—	—	(0.55)	(0.55)
2001 – Class C Shares	11.23	(0.06	) (c)	(1.41)	(1.47)	—	—	(0.55)	(0.55)
2001 – Institutional Shares	11.48	(0.01	) (c)	(1.43)	(1.44)	(0.06)	(0.05)	(0.55)	(0.66)
2001 – Service Shares	11.36	(0.03	) (c)	(1.41)	(1.44)	(0.03)	(0.03)	(0.55)	(0.61)

FOR THE YEAR ENDED AUGUST 31,

2000 – Class A Shares	10.87	0.02	(c)	0.74	0.76	(0.05)	—	(0.26)	(0.31)
2000 – Class B Shares	10.81	(0.04	) (c)	0.73	0.69	(0.02)	—	(0.26)	(0.28)
2000 – Class C Shares	10.82	(0.03	) (c)	0.72	0.69	(0.02)	—	(0.26)	(0.28)
2000 – Institutional Shares	11.00	0.09	(c)	0.75	0.84	(0.10)	—	(0.26)	(0.36)
2000 – Service Shares	10.93	0.05	(c)	0.73	0.78	(0.09)	—	(0.26)	(0.35)

FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 – Class A Shares	9.98	0.05		0.84	0.89	—	—	—	—
1999 – Class B Shares	9.95	0.01		0.85	0.86	—	—	—	—
1999 – Class C Shares	9.96	0.01		0.85	0.86	—	—	—	—
1999 – Institutional Shares	10.06	0.09		0.85	0.94	—	—	—	—
1999 – Service Shares	10.02	0.01		0.90	0.91	—	—	—	—

FOR THE YEAR ENDED JANUARY 31,

1999 – Class A Shares	9.22	(0.01)		0.79	0.78	(0.02)	—	—	(0.02)
1999 – Class B Shares	9.21	—		0.74	0.74	—	—	—	—
1999 – Class C Shares	9.22	—		0.74	0.74	—	—	—	—
1999 – Institutional Shares	9.24	0.05		0.80	0.85	(0.03)	—	—	(0.03)
1999 – Service Shares	9.23	—		0.81	0.81	(0.02)	—	—	(0.02)

FOR THE PERIOD ENDED JANUARY 31,

1998 – Class A Shares (commenced August 15, 1997)	10.00	—		(0.78)	(0.78)	—	—	—	—
1998 – Class B Shares (commenced August 15, 1997)	10.00	(0.02)		(0.77)	(0.79)	—	—	—	—
1998 – Class C Shares (commenced August 15, 1997)	10.00	(0.02)		(0.76)	(0.78)	—	—	—	—
1998 – Institutional Shares (commenced August 15, 1997)	10.00	0.02		(0.76)	(0.74)	(0.02)	—	—	(0.02)
1998 – Service Shares (commenced August 15, 1997)	10.00	0.01		(0.78)	(0.77)	—	—	—	—

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

							Ratios assuming no expense redemptions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$9.28	13.06%	$120,462	1.66	% (b)	(0.78	)% (b)	1.72	% (b)	(0.84	)% (b)	36%
9.21	(13.27)	9,986	2.16	(b)	(1.28	) (b)	2.22	(b)	(1.34	) (b)	36
9.21	(13.35)	5,743	2.16	(b)	(1.28	) (b)	2.22	(b)	(1.34	) (b)	36
9.38	(12.85)	265,502	1.01	(b)	(0.13	) (b)	1.07	(b)	(0.19	) (b)	36
9.31	(12.96)	24	1.51	(b)	(0.63	) (b)	1.57	(b)	(0.69	) (b)	36

11.32	6.92	147,409	1.66		0.14		1.75		0.05		92
11.22	6.36	12,032	2.16		(0.36)		2.25		(0.45)		92
11.23	6.34	6,887	2.16		(0.34)		2.25		(0.43)		92
11.48	7.62	308,074	1.01		0.78		1.10		0.69		92
11.36	7.05	27	1.51		0.33		1.60		0.24		92

10.87	8.92	114,502	1.66	(b)	0.78	(b)	1.76	(b)	0.68	(b)	65
10.81	8.64	9,171	2.16	(b)	0.26	(b)	2.26	(b)	0.16	(b)	65
10.82	8.63	4,913	2.16	(b)	0.23	(b)	2.26	(b)	0.13	(b)	65
11.00	9.34	271,212	1.01	(b)	1.43	(b)	1.11	(b)	1.33	(b)	65
10.93	9.08	8	1.51	(b)	0.07	(b)	1.61	(b)	(0.03	) (b)	65

9.98	8.37	110,338	1.63		(0.11)		1.94		(0.42)		195
9.95	8.03	7,401	2.08		(0.03)		2.39		(0.34)		195
9.96	8.03	3,742	2.08		(0.04)		2.39		(0.35)		195
10.06	9.20	280,731	1.01		0.84		1.32		0.53		195
10.02	8.74	22	1.50		0.02		1.81		(0.29)		195

9.22	(7.66)	7,087	1.50	(b)	(0.27	) (b)	4.87	(b)	(3.90	) (b)	25
9.21	(7.90)	2,721	2.00	(b)	(0.72	) (b)	5.12	(b)	(3.84	) (b)	25
9.22	(7.80)	1,608	2.00	(b)	(0.73	) (b)	5.12	(b)	(3.85	) (b)	25

9.24	(7.45)	17,719	1.00	(b)	0.59	(b)	4.12	(b)	(2.53	) (b)	25
9.23	(7.70)	1	1.50	(b)	0.26	(b)	4.62	(b)	(2.86	) (b)	25

FUNDS PROFILE

Goldman Sachs Funds

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and more than $280 billion in assets under management, our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

[1] An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CORESM is a service mark of Goldman, Sachs & Co.
Goldman Sachs Research Select FundSM is a service mark of Goldman, Sachs & Co.
Goldman Sachs Internet Tollkeeper FundSM is a service mark of Goldman, Sachs & Co.
*Goldman Sachs International Growth Opportunities Fund was formerly Goldman Sachs International Small Cap Fund.

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES

Ashok N. Bakhru, *Chairman*
David B. Ford
Douglas C. Grip
Patrick T. Harker
John P. McNulty
Mary P. McPherson
Alan A. Shuch
William H. Springer
Richard P. Strubel

OFFICERS

Douglas C. Grip, *President*
Jesse H. Cole, *Vice President*
James A. Fitzpatrick, *Vice President*
John M. Perlowski, *Treasurer*
Peter W. Fortner, *Assistant Treasurer*
Philip V. Giuca, Jr., *Assistant Treasurer*
Howard B. Surloff, *Secretary*
Amy E. Belanger, *Assistant Secretary*
Valerie A. Zondorak, *Assistant Secretary*

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
GOLDMAN SACHS FUND MANAGEMENT, L.P.
Investment Adviser

Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Emerging markets securities are volatile. They are subject to substantial currency fluctuations and sudden economic and political developments. At times the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

The stocks of smaller companies are often more volatile and present greater risks than stocks of larger companies. At times the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

CORE℠ is a service mark of Goldman, Sachs & Co.

Goldman, Sachs & Co. is the distributor of the Fund.

Copyright 2001 Goldman, Sachs & Co. All rights reserved. Date of first use: April 29, 2001 / 01-558

CORESAR / 125K / 4-01